Undiscovered Managers Funds

SEMI-ANNUAL REPORT

February 28th, 2003


Undiscovered Managers
BEHAVIORAL GROWTH FUND

Undiscovered Managers
BEHAVIORAL VALUE FUND

Undiscovered Managers
REIT FUND

Undiscovered Managers
SPECIAL SMALL CAP FUND

Undiscovered Managers
SMALL CAP VALUE FUND

Undiscovered Managers
MID CAP VALUE FUND

UM MERGER & ACQUISITION FUND

UM SMALL CAP GROWTH FUND


(UNDISCOVERED MANAGERS(TM) LOGO)

                  INVESTMENT ADVISER
                  Undiscovered Managers, LLC
                  700 North Pearl Street, Suite 1625
                  Dallas, Texas 75201

                  DISTRIBUTOR
                  PFPC Distributors, Inc.
                  760 Moore Road
                  King of Prussia, Pennsylvania 19406

                  LEGAL COUNSEL
                  Ropes & Gray
                  One International Place
                  Boston, Massachusetts 02110

                  TRANSFER AGENT
                  PFPC Inc.
                  4400 Computer Drive
                  Westborough, Massachusetts 01581

                  INDEPENDENT AUDITORS
                  Deloitte & Touche LLP
                  Two World Financial Center
                  New York, New York 10281

                  CUSTODIAN
                  The Bank of New York
                  One Wall Street
                  New York, New York 10286

         The report and the financial statements contained herein are submitted for the general information of the shareholders of Undiscovered Managers Funds. The report is not authorized for distribution to prospective investors in Undiscovered Managers Funds unless preceded or accompanied by the current prospectus.


                                                (UNDISCOVERED MANAGERS(TM) LOGO)

Welcome to our semi-annual report covering September 1, 2002 through February 28, 2003. We appreciate your continued support of our fund family.

This report includes the financial statements for the Funds and a list of the securities owned by each of the Funds as of February 28, 2003.

Thank you for your continued interest and participation. If you have any questions about this report or the Funds, please call (888) 242-3514.

Sincerely,

/s/ MARK P. HURLEY

Mark P. Hurley
Chairman and CEO
Undiscovered Managers, LLC

BEHAVIORAL GROWTH FUND
Portfolio of Investments - February 28, 2003 (unaudited)

                                                               VALUE
SHARES                                                        (NOTE 2)
------                                                      ------------

COMMON STOCKS - 97.04%

          AIR TRANSPORTATION - 1.39%
 146,300  AirTran Holdings, Inc.* .....................     $    870,485
                                                            ------------

          BROADCASTING - 1.82%
  57,800  Emmis Communications Corp., Class A* ........        1,143,862
                                                            ------------

          COMPUTER HARDWARE & Software - 13.94%
  39,100  Hutchinson Technology, Inc.* ................          846,124
  61,400  Hyperion Solutions Corp.* ...................        1,580,436
 104,900  Macromedia, Inc.* ...........................        1,661,616
  46,100  MicroStrategy, Inc., Class A* ...............          889,730
  67,200  NetScreen Technologies, Inc.* ...............        1,312,416
  66,700  SanDisk Corp.* ..............................        1,112,556
 165,200  Western Digital Corp.* ......................        1,343,076
                                                            ------------
                                                               8,745,954
                                                            ------------

          CONSULTING SERVICES - 2.03%
  29,600  FTI Consulting, Inc.* .......................        1,272,800
                                                            ------------

          CONSUMER PRODUCTS - 2.23%
  78,100  NBTY, Inc.* .................................        1,396,428
                                                            ------------

          CONSUMER SERVICES - 4.19%
  37,700  Expedia, Inc.* ..............................        2,631,083
                                                            ------------

          FOOD & BEVERAGE - 3.04%
  58,700  Hain Celestial Group, Inc.* .................          846,454
  31,000  The J.M. Smucker Co. ........................        1,061,750
                                                            ------------
                                                               1,908,204
                                                            ------------

          HEALTH MAINTENANCE - 1.81%
  40,100  Coventry Health Care, Inc.* .................        1,136,033
                                                            ------------

          HOTEL/GAMING - 6.32%
  49,300  GTECH Holdings Corp.* .......................        1,434,630
  32,200  International Game Technology* ..............        2,530,276
                                                            ------------
                                                               3,964,906
                                                            ------------

          INDUSTRIAL - 2.01%
  55,500  Cognex Corp.* ...............................        1,259,850
                                                            ------------

          INTERNET SERVICES - 11.17%
  47,000  Avocent Corp.* ..............................        1,307,540
  46,200  Getty Images, Inc.* .........................        1,355,970
  47,100  Overture Services, Inc.* ....................          749,832
  76,500  United Online, Inc.* ........................        1,090,890
  82,200  Verity, Inc.* ...............................        1,371,096
 105,300  webMethods, Inc.* ...........................        1,135,134
                                                            ------------
                                                               7,010,462
                                                            ------------

          MACHINERY - 1.87%
  72,400  AGCO Corp.* .................................        1,175,776
                                                            ------------

          MEDICAL/GENERIC DRUGS - 3.70%
  52,300  American Pharmaceutical Partners, Inc.* .....          957,090
  36,400  Pharmaceutical Resources, Inc.* .............        1,363,180
                                                            ------------
                                                               2,320,270
                                                            ------------

          MEDICAL PRODUCTS - 12.76%
  48,200  Affymetrix, Inc. * ..........................     $  1,272,480
  50,600  Cyberonics, Inc.* ...........................          867,284
  70,800  Mentor Corp. ................................        1,236,239
  51,100  STERIS Corp.* ...............................        1,290,275
  66,000  Varian Medical Systems, Inc.*  ..............        3,336,300
                                                            ------------
                                                               8,002,578
                                                            ------------

          RENTAL/LEASING COMPANIES - 2.30%
  28,900  Rent-A-Center, Inc.* ........................        1,443,555
                                                            ------------

          RETAIL - 10.26%
  63,500  Coach, Inc.* ................................        2,268,855
  44,500  Dick's Sporting Goods, Inc.* ................        1,040,855
  78,000  Hollywood Entertainment Corp.* ..............        1,096,680
  44,500  Kenneth Cole Productions, Inc., Class A* ....        1,007,925
  57,800  Pacific Sunwear of California, Inc.* ........        1,023,638
                                                            ------------
                                                               6,437,953
                                                            ------------

          SCHOOLS - 3.93%
  31,700  Corinthian Colleges, Inc.* ..................        1,188,116
  47,300  ITT Educational Services, Inc.* .............        1,274,735
                                                            ------------
                                                               2,462,851
                                                            ------------

          SEMICONDUCTORS - 5.54%
  73,200  Cree, Inc.* .................................        1,245,864
  79,900  NVIDIA Corp.* ...............................        1,008,338
  58,600  Power Integrations, Inc.* ...................        1,220,638
                                                            ------------
                                                               3,474,840
                                                            ------------

          TECHNOLOGY - 2.32%
  60,600  Gen-Probe, Inc.* ............................        1,458,036
                                                            ------------

          TELECOMMUNICATIONS EQUIPMENT - 4.41%
  45,500  ADTRAN, Inc.* ...............................        1,464,645
 146,500  Foundry Networks, Inc.* .....................        1,299,455
                                                            ------------
                                                               2,764,100
                                                            ------------

TOTAL INVESTMENTS - 97.04%
      (Cost $50,957,850) ..............................       60,880,026
                                                            ------------

NET OTHER ASSETS LESS LIABILITIES - 2.96% .............        1,859,198
                                                            ------------

NET ASSETS - 100.00% ..................................     $ 62,739,224
                                                            ============

----------

*Non-income producing security


                        See Notes to Financial Statements

BEHAVIORAL VALUE FUND
Portfolio of Investments - February 28, 2003 (unaudited)

                                                               VALUE
SHARES                                                        (NOTE 2)
------                                                      ------------

COMMON STOCKS - 98.17%

          ADVERTISING - 1.21%
 147,500  Digital Generation Systems, Inc.* ...........     $    293,525
                                                            ------------

          AEROSPACE/DEFENSE - 1.43%
  37,400  BE Aerospace, Inc.* .........................           80,410
  20,900  Teledyne Technologies, Inc.* ................          266,475
                                                            ------------
                                                                 346,885
                                                            ------------

          AGRICULTURE - 1.84%
  22,600  Delta and Pine Land Co. .....................          446,350
                                                            ------------

          AUTOMOBILE - 0.40%
 114,000  Titan International, Inc. ...................           98,040
                                                            ------------

          BUSINESS SERVICES - 5.36%
 156,800  Century Business Services, Inc.* ............          435,904
  91,761  Edgewater Technology, Inc.* .................          372,550
 131,975  MCSi, Inc.* .................................           84,464
  86,400  Service Corporation International* ..........          265,248
  44,000  Stewart Enterprises, Inc.* ..................          140,360
                                                            ------------
                                                               1,298,526
                                                            ------------

          COMMERCIAL SERVICES - 0.52%
  27,600  infoUSA, Inc.* ..............................          125,028
                                                            ------------

          COMPUTER HARDWARE & Software - 6.84%
  20,500  Advanced Digital Information Corp.* .........          156,210
  66,600  CompuCom Systems, Inc.* .....................          253,746
 156,600  Epicor Software Corp.* ......................          305,370
  84,300  NYFIX, Inc.* ................................          346,473
  40,900  Radiant Systems, Inc.* ......................          319,020
  33,800  Western Digital Corp.* ......................          274,794
                                                            ------------
                                                               1,655,613
                                                            ------------

          CONSUMER PRODUCTS - 1.52%
  16,060  Central Garden & Pet Co.* ...................          367,774
                                                            ------------

          CONSUMER SERVICES - 0.86%
  52,400  Pinnacle Entertainment, Inc.* ...............          208,028
                                                            ------------

          DATA SERVICES - 1.16%
  29,000  CSG Systems International, Inc.* ............          279,850
                                                            ------------

          DISTRIBUTION - 0.10%
   4,560  CellStar Corp.* .............................           24,305
                                                            ------------

          DIVERSIFIED MANUFACTURING - 1.84%
  33,950  Griffon Corp.* ..............................          444,745
                                                            ------------

          ELECTRIC SERVICES - 2.68%
  52,200  Westar Energy, Inc. .........................          649,890
                                                            ------------

          ELECTRONICS - 0.63%
  15,900  Universal Electronics, Inc.* ................          152,640
                                                            ------------

          ENTERTAINMENT - 3.67%
  25,800  Activision, Inc.* ...........................          384,420
  60,400  Championship Auto Racing Teams, Inc.* .......          197,508
  25,100  THQ, Inc.* ..................................          306,471
                                                            ------------
                                                                 888,399
                                                            ------------

          FINANCIAL SERVICES - 12.92%
  37,098  Ameritrade Holding Corp.* ...................     $    187,345
  12,300  City Holding Co. ............................          345,015
  13,850  Doral Financial Corp. .......................          448,878
  79,800  Gold Banc Corp., Inc. .......................          784,434
   9,100  Hudson United Bancorp .......................          287,014
  49,500  MCG Capital Corp. ...........................          488,565
  25,000  Metris Companies, Inc. ......................           37,500
   5,600  Park National Corp. .........................          548,520
                                                            ------------
                                                               3,127,271
                                                            ------------

          FOOD/WHOLESALE - 0.27%
  32,000  Fleming Companies, Inc. .....................           66,240
                                                            ------------

          HOTEL/GAMING - 1.13%
  23,100  Aztar Corp.* ................................          273,273
                                                            ------------

          INSURANCE - 3.21%
  20,900  21st Century Insurance Group ................          249,546
   9,300  MONY Group, Inc. ............................          199,020
  12,100  PMI Group (The), Inc. .......................          327,910
                                                            ------------
                                                                 776,476
                                                            ------------

          INTERNET SOFTWARE - 2.55%
 151,800  Interwoven, Inc.* ...........................          318,780
  92,700  Openwave Systems, Inc.* .....................          132,561
 203,700  Saba Software, Inc.* ........................          164,997
                                                            ------------
                                                                 616,338
                                                            ------------

          MANUFACTURING - 5.12%
  55,800  Foamex International, Inc.* .................           97,650
  50,400  McDermott International, Inc.* ..............          216,720
  57,200  RTI International Metals, Inc.* .............          526,240
  73,200  UNOVA, Inc.* ................................          398,208
                                                            ------------
                                                               1,238,818
                                                            ------------

          MEDICAL-BIOMEDICAL/GENE - 1.06%
  42,900  ArQule, Inc.* ...............................          101,673
  45,100  CuraGen Corp.* ..............................          154,693
                                                            ------------
                                                                 256,366
                                                            ------------

          MEDICAL-MANAGEMENT SERVICES - 0.71%
  25,100  Per-Se Technologies, Inc.* ..................          172,186
                                                            ------------

          MEDICAL PRODUCTS - 9.62%
  52,400  ArthroCare Corp.* ...........................          472,648
   8,362  IVAX Corp.* .................................           94,407
  86,600  OrthoLogic Corp.* ...........................          285,780
  29,364  PSS World Medical, Inc.* ....................          191,160
  65,200  Sola International, Inc.* ...................          820,216
  23,900  Ventana Medical Systems, Inc.* ..............          464,114
                                                            ------------
                                                               2,328,325
                                                            ------------

          MEDICAL SUPPLIES & SERVICES - 0.85%
  18,200  Prime Medical Services, Inc.* ...............          141,232
  22,800  Res-Care, Inc.* .............................           64,980
                                                            ------------
                                                                 206,212
                                                            ------------



                        See Notes to Financial Statements

Portfolio of Investments - February 28, 2003 (unaudited)

                                                               VALUE
SHARES                                                        (NOTE 2)
------                                                      ------------

COMMON STOCKS - continued

          METAL FABRICATE/HARDWARE - 0.40%
  10,000  Shaw Group, Inc.* ...........................     $     95,900
                                                            ------------

          NETWORKING PRODUCTS - 0.71%
  28,400  Aeroflex, Inc.* .............................          172,956
                                                            ------------

          OIL & GAS - 4.68%
  44,400  Global Industries, Ltd.* ....................          190,920
  95,100  Newpark Resources, Inc.* ....................          390,861
  11,700  Southern Union Co.* .........................          154,206
  11,600  Stone Energy Corp.* .........................          397,300
                                                            ------------
                                                               1,133,287
                                                            ------------

          PAPER & RELATED PRODUCTS - 1.54%
  61,600  Longview Fibre Co.* .........................          372,680
                                                            ------------

          PUBLISHING - 2.66%
 324,800  PRIMEDIA, Inc.* .............................          643,104
                                                            ------------

          REAL ESTATE DEVELOPMENT - 0.71%
   9,900  Corrections Corporation of America* .........          171,072
                                                            ------------

          RETAIL - 6.69%
  24,900  Foot Locker, Inc. ...........................          253,980
  29,100  Gadzooks, Inc.* .............................           87,009
 152,700  Rite Aid Corp.* .............................          366,480
  20,900  Stage Stores, Inc.* .........................          392,502
  19,900  The Sports Authority, Inc.* .................          127,957
  34,400  Tweeter Home Entertainment
            Group, Inc.* ..............................          185,760
  16,800  Winn-Dixie Stores, Inc. .....................          204,960
                                                            ------------
                                                               1,618,648
                                                            ------------

          SEMICONDUCTORS - 1.17%
  12,400  Integrated Device Technology, Inc.* .........          107,880
   3,900  Three-Five Systems, Inc.* ...................           15,327
  70,700  Vitesse Semiconductor Corp.* ................          159,782
                                                            ------------
                                                                 282,989
                                                            ------------

          TECHNOLOGY - 1.46%
  33,300  Symbol Technologies, Inc. ...................          352,314
                                                            ------------

          TELECOMMUNICATIONS - 1.16%
   2,100  MasTec, Inc.* ...............................            3,171
  79,000  PTEK Holdings, Inc.* ........................          276,500
                                                            ------------
                                                                 279,671
                                                            ------------

          TELECOMMUNICATIONS EQUIPMENT - 1.34%
  42,600  Andrew Corp.* ...............................          325,038
                                                            ------------

          TEXTILES - 1.07%
  50,600  Unifi, Inc.* ................................          258,060
                                                            ------------

          TOBACCO - 0.59%
 114,600  Star Scientific, Inc.* ......................          143,250
                                                            ------------

          TRANSPORTATION - 2.48%
  93,300  OMI Corp.* ..................................          433,845
  10,500  Overseas Shipholding Group, Inc. ............          167,370
                                                            ------------
                                                                 601,215
                                                            ------------

          WIRE & Cable Products - 1.21%
  75,600  General Cable Corp. .........................     $    294,084
                                                            ------------

          WIRELESS COMMUNICATIONS - 2.80%
  66,068  Netro Corp.* ................................          168,473
  83,300  Western Wireless Corp., Class A* ............          508,130
                                                            ------------
                                                                 676,603
                                                            ------------

TOTAL INVESTMENTS - 98.17%
      (Cost $25,918,408) ..............................       23,761,974
                                                            ------------

NET OTHER ASSETS LESS LIABILITIES - 1.83% .............          443,824
                                                            ------------

NET ASSETS - 100.00% ..................................     $ 24,205,798
                                                            ============

----------

* Non-income producing security.


                        See Notes to Financial Statements

REIT FUND
Portfolio of Investments - February 28, 2003 (unaudited)

                                                               VALUE
SHARES                                                        (NOTE 2)
------                                                      ------------

COMMON STOCKS - 97.79%

          APARTMENTS - 13.47%
  90,000  Apartment Investment & Management Co.,
             Class A ..................................     $  3,309,300
 213,000  Archstone-Smith Trust .......................        4,696,650
  89,100  Avalonbay Communities, Inc. .................        3,270,861
  77,000  Equity Residential ..........................        1,869,560
  25,500  Essex Property Trust, Inc. ..................        1,299,225
  63,000  Home Properties of New York, Inc. ...........        2,000,250
  91,000  United Dominion Realty Trust, Inc. ..........        1,416,870
                                                            ------------
                                                              17,862,716
                                                            ------------

          DIVERSIFIED R.E. - 7.42%
 177,000  Cousins Properties, Inc. ....................        4,368,360
   2,655  Entertainment Properties Trust ..............           65,844
 154,500  Vornado Realty Trust ........................        5,407,500
                                                            ------------
                                                               9,841,704
                                                            ------------

          FACTORY OUTLETS - 6.59%
 247,000  Chelsea Property Group, Inc. ................        8,733,920
                                                            ------------

          HEALTH CARE R.E. - 5.02%
 152,000  Health Care Property Investors, Inc. ........        5,373,200
 131,100  Windrose Medical Properties Trust ...........        1,279,536
                                                            ------------
                                                               6,652,736
                                                            ------------

          HOTELS & LODGING - 1.49%
 285,000  Host Marriott Corp.* ........................        1,972,200
                                                            ------------

          INDUSTRIAL - 9.62%
 234,500  AMB Property Corp. ..........................        6,566,000
  16,000  CenterPoint Properties Corp. ................          902,880
 213,500  ProLogis ....................................        5,290,530
                                                            ------------
                                                              12,759,410
                                                            ------------

          MANUFACTURED HOUSING - 7.36%
 278,000  Manufactured Home Communities, Inc. .........        8,073,120
  48,000  Sun Communities, Inc. .......................        1,680,000
                                                            ------------
                                                               9,753,120
                                                            ------------

          OFFICE BUILDINGS - 19.18%
 194,000  Alexandria Real Estate Equities, Inc. .......        8,060,700
 198,000  Boston Properties, Inc. .....................        7,365,600
 164,000  Equity Office Properties Trust ..............        4,022,920
  61,000  Kilroy Realty Corp. .........................        1,338,340
 130,000  Reckson Associates Realty Corp. .............        2,622,100
  68,500  SL Green Realty Corp. .......................        2,017,325
                                                            ------------
                                                              25,426,985
                                                            ------------

          REGIONAL MALLS - 16.99%
 120,000  General Growth Properties, Inc. .............        6,272,400
 255,000  Simon Property Group, Inc. ..................        8,833,200
  75,126  Taubman Centers, Inc. .......................        1,318,461
 190,000  The Macerich Co. ............................        6,108,500
                                                            ------------
                                                              22,532,561
                                                            ------------

          SHOPPING CENTERS - 4.34%
  53,000  Kimco Realty Corp. ..........................     $  1,786,100
  87,000  Regency Centers Corp. .......................        2,798,790
  30,000  Weingarten Realty Investors .................        1,165,500
                                                            ------------
                                                               5,750,390
                                                            ------------

          STORAGE - 6.31%
 181,000  Public Storage, Inc. ........................        5,973,000
  81,500  Shurgard Storage Centers, Inc.,
            Class A ...................................        2,395,285
                                                            ------------
                                                               8,368,285
                                                            ------------

TOTAL INVESTMENTS - 97.79%
      (Cost $120,574,872) .............................      129,654,027
                                                            ------------

NET OTHER ASSETS LESS LIABILITIES - 2.21% .............        2,929,519
                                                            ------------

NET ASSETS - 100.00% ..................................     $132,583,546
                                                            ============

----------

* Non-income producing security


                        See Notes to Financial Statements

SPECIAL SMALL CAP FUND
Portfolio of Investments - February 28, 2003 (unaudited)

                                                               VALUE
SHARES                                                        (NOTE 2)
------                                                      ------------

COMMON STOCKS - 100.09%

          AUTOMOBILE - 1.91%
   3,600  Strattec Security Corp.* ....................     $    175,680
                                                            ------------

          BUILDING PRODUCTS - 1.37%
   7,400  Universal Forest Products, Inc. .............          126,540
                                                            ------------

          CAPITAL GOODS - 3.05%
   6,800  Lawson Products, Inc. .......................          173,400
  14,700  Royal Appliance Manufacturing Co.* ..........          107,898
                                                            ------------
                                                                 281,298
                                                            ------------

          CASINO/GAMBLING - 1.09%
  17,600  MTR Gaming Group, Inc.* .....................          100,496
                                                            ------------

          CHEMICALS - 5.97%
  19,600  Octel Corp. .................................          315,560
  11,300  Sensient Technologies Corp. .................          233,910
                                                            ------------
                                                                 549,470
                                                            ------------

          CONSUMER PRODUCTS - 5.80%
  19,500  Interstate Bakeries Corp. ...................          187,005
  20,600  Wolverine World Wide, Inc. ..................          346,904
                                                            ------------
                                                                 533,909
                                                            ------------

          DISTRIBUTION - 2.83%
  12,500  United Stationers, Inc.* ....................          260,250
                                                            ------------

          DIVERSIFIED MANUFACTURING - 5.53%
  38,180  EnPro Industries, Inc.* .....................          152,338
   7,000  Lancaster Colony Corp. ......................          265,860
  26,100  U.S. Industries, Inc.* ......................           91,350
                                                            ------------
                                                                 509,548
                                                            ------------

          ELECTRONICS - 3.65%
  15,600  Itron, Inc.* ................................          233,844
  10,700  Universal Electronics, Inc.* ................          102,720
                                                            ------------
                                                                 336,564
                                                            ------------

          ENERGY & UTILITIES - 5.07%
  19,500  Castle Energy Corp. .........................           64,545
  19,200  El Paso Electric Co.* .......................          197,760
  21,900  Massey Energy Co. ...........................          204,108
                                                            ------------
                                                                 466,413
                                                            ------------

          ENGINEERING - 2.61%
   8,500  Fluor Corp. .................................          239,955
                                                            ------------

          FINANCIAL SERVICES - 14.10%
  14,000  Bank of Hawaii Corp. ........................          435,400
   7,050  First BanCorp ...............................          176,743
  14,800  PFF Bancorp, Inc. ...........................          474,932
   8,367  Sterling Bancorp ............................          211,434
                                                            ------------
                                                               1,298,509
                                                            ------------

          HEALTH CARE SERVICES - 4.27%
  11,950  CorVel Corp.* ...............................          393,514
                                                            ------------

          INDUSTRIAL MACHINERY - 1.97%
  16,500  Wabtec Corp. ................................          181,500
                                                            ------------

          MEDICAL - LONG TERM/SUBACUTE - 1.54%
   8,100  RehabCare Group, Inc.* ......................     $    142,074
                                                            ------------

          MEDICAL PRODUCTS - 3.01%
   7,100  Advanced Medical Optics, Inc.* ..............           82,005
  36,500  First Horizon Pharmaceutical Corp.* .........           75,190
   5,700  Haemonetics Corp.* ..........................          119,643
                                                            ------------
                                                                 276,838
                                                            ------------

          OIL & GAS - 1.38%
   3,300  Nuevo Energy Co.* ...........................           41,349
   3,700  Oceaneering International, Inc.* ............           85,470
                                                            ------------
                                                                 126,819
                                                            ------------

          PACKAGED SOFTWARE - 4.66%
  34,800  Macrovision Corp.* ..........................          429,084
                                                            ------------

          PROPERTY/CASUALTY INSURANCE - 3.71%
   8,800  LandAmerica Financial Group, Inc. ...........          331,760
     800  PICO Holdings, Inc.* ........................            9,632
                                                            ------------
                                                                 341,392
                                                            ------------

          PUBLISHING - 2.15%
   8,700  Valassis Communications, Inc.* ..............          198,186
                                                            ------------

          REAL ESTATE INVESTMENT TRUST (REIT) - 3.47%
  10,500  Highwoods Properties, Inc. ..................          220,605
   6,400  Koger Equity, Inc. ..........................           99,072
                                                            ------------
                                                                 319,677
                                                            ------------

          RESTAURANTS - 2.80%
  10,050  Applebee's International, Inc. ..............          257,682
                                                            ------------

          RETAIL - 8.19%
  38,500  Stein Mart, Inc.* ...........................          184,030
  13,600  The Men's Wearhouse, Inc.* ..................          193,120
  12,700  Whitehall Jewellers, Inc.* ..................          106,807
   8,800  Zale Corp.* .................................          269,720
                                                            ------------
                                                                 753,677
                                                            ------------

          SUPERCONDUCTORS - 0.81%
   4,400  Intermagnetics General Corp.* ...............           74,536
                                                            ------------

          TEXTILES - 1.15%
  17,600  National Service Industries, Inc. ...........          105,600
                                                            ------------

          TRANSPORTATION - 8.00%
   7,900  Landstar System, Inc.* ......................          427,548
  11,600  Maritrans, Inc. .............................          140,940
  15,000  SCS Transportation, Inc.* ...................          167,850
                                                            ------------
                                                                 736,338
                                                            ------------

TOTAL INVESTMENTS - 100.09%
      (Cost $9,153,457) ...............................        9,215,549
                                                            ------------

NET OTHER ASSETS AND LIABILITIES - (0.09%) ............           (8,199)
                                                            ------------

NET ASSETS - 100.00% ..................................     $  9,207,350
                                                            ============

----------

*Non-income producing security


                        See Notes to Financial Statements

SMALL CAP VALUE FUND
Portfolio of Investments - February 28, 2003 (unaudited)

                                                               VALUE
SHARES                                                        (NOTE 2)
------                                                      ------------

COMMON STOCKS - 96.38%

          AEROSPACE/DEFENSE - 1.38%
 137,500  Herley Industries, Inc.* ....................     $  1,916,750
                                                            ------------

          BASIC MATERIALS - 2.23%
  70,000  AptarGroup, Inc. ............................        2,121,000
  60,000  Reliance Steel & Aluminum Co. ...............          981,000
                                                            ------------
                                                               3,102,000
                                                            ------------

          BUILDING & CONSTRUCTION - 5.18%
 153,900  Apogee Enterprises, Inc. ....................        1,257,363
 130,000  Granite Construction, Inc. ..................        2,154,100
  70,000  Lennar Corp. ................................        3,779,300
                                                            ------------
                                                               7,190,763
                                                            ------------

          BUSINESS SERVICES - 1.20%
  68,100  Reynolds & Reynolds Co., Class A ............        1,665,045
                                                            ------------

          CHEMICALS - 2.42%
  60,000  Cambrex Corp. ...............................        1,423,800
  91,000  Ferro Corp. .................................        1,934,660
                                                            ------------
                                                               3,358,460
                                                            ------------

          COMPUTER SOFTWARE & SERVICES - 1.77%
 245,000  Perot Systems Corp., Class A* ...............        2,452,450
                                                            ------------

          CONSUMER PRODUCTS - 2.52%
  80,000  Rayovac Corp.* ..............................          980,000
  50,000  Scotts Co. (The), Class A* ..................        2,517,500
                                                            ------------
                                                               3,497,500
                                                            ------------

          DISTRIBUTION - 1.05%
  70,000  United Stationers, Inc.* ....................        1,457,400
                                                            ------------

          DIVERSIFIED MANUFACTURING - 4.49%
  65,000  ESCO Technologies, Inc.* ....................        2,206,750
  44,200  Pentair, Inc. ...............................        1,606,670
 131,500  Raven Industries, Inc. ......................        2,420,915
                                                            ------------
                                                               6,234,335
                                                            ------------

          ELECTRONICS - 3.78%
  70,000  AMETEK, Inc. ................................        2,308,600
  70,000  Arrow Electronics, Inc.* ....................        1,006,600
  78,700  C&D Technologies, Inc. ......................        1,346,557
  38,000  Park Electrochemical Corp. ..................          583,300
                                                            ------------
                                                               5,245,057
                                                            ------------

          FINANCIAL SERVICES - 9.66%
  60,000  American Capital Strategies, Ltd. ...........        1,482,000
  94,500  Columbia Banking System, Inc.* ..............        1,228,500
  50,000  FirstMerit Corp. ............................          985,500
  20,000  First State Bancorporation ..................          471,000
 126,000  Prosperity Bancshares, Inc. .................        2,252,880
  62,085  Republic Bancorp, Inc. ......................          763,646
 155,000  Sovereign Bancorp, Inc. .....................        2,104,900
 102,000  Unizan Financial Corp. ......................        1,995,120
  60,000  Webster Financial Corp. .....................        2,136,000
                                                            ------------
                                                              13,419,546
                                                            ------------

          FOOD & BEVERAGE - 4.06%
 165,000  Chiquita Brands International, Inc.* ........     $  1,588,950
  36,000  Dean Foods Co.* .............................        1,518,120
 137,000  Smithfield Foods, Inc.* .....................        2,538,610
                                                            ------------
                                                               5,645,680
                                                            ------------

          HEALTH MAINTENANCE - 3.04%
  80,000  Coventry Health Care, Inc.* .................        2,266,400
  70,000  Oxford Health Plans, Inc.* ..................        1,960,000
                                                            ------------
                                                               4,226,400
                                                            ------------

          HOTEL/GAMING - 1.08%
  94,000  Argosy Gaming Co.* ..........................        1,504,940
                                                            ------------

          HOTELS - 0.74%
 200,000  Prime Hospitality Corp.* ....................        1,032,000
                                                            ------------

          INSURANCE - 6.60%
  85,000  Arthur J. Gallagher & Co. ...................        2,079,950
 115,000  HCC Insurance Holdings, Inc. ................        2,837,050
  55,000  Radian Group, Inc. ..........................        1,917,850
  63,000  RenaissanceRe Holdings, Ltd. ................        2,336,040
                                                            ------------
                                                               9,170,890
                                                            ------------

          MACHINERY - 3.40%
 165,000  AGCO Corp.* .................................        2,679,600
  65,900  Manitowoc Co., Inc. .........................        1,197,403
  70,500  Terex Corp.* ................................          851,640
                                                            ------------
                                                               4,728,643
                                                            ------------

          MEDICAL PRODUCTS - 11.18%
 130,000  Cooper Companies, Inc. ......................        3,776,500
  90,000  Datascope Corp. .............................        2,113,200
  65,000  Henry Schein, Inc.* .........................        2,600,000
 110,000  Lincare Holdings, Inc.* .....................        3,289,000
  70,000  Orthofix International N.V.* ................        1,954,400
  65,000  Vital Signs, Inc. ...........................        1,803,100
                                                            ------------
                                                              15,536,200
                                                            ------------

          METALS & METAL PRODUCTS - 1.51%
  85,000  Mueller Industries, Inc.* ...................        2,092,700
                                                            ------------

          NETWORKING PRODUCTS - 0.90%
 300,000  3Com Corp.* .................................        1,257,000
                                                            ------------

          OIL & GAS - 4.35%
  50,000  Atmos Energy Corp. ..........................        1,064,000
  65,000  Cimarex Energy Co.* .........................        1,292,200
 100,000  Pride International, Inc.* ..................        1,450,000
  56,000  Tom Brown, Inc.* ............................        1,439,200
  80,000  Vintage Petroleum, Inc. .....................          796,000
                                                            ------------
                                                               6,041,400
                                                            ------------

          PAPER & RELATED PRODUCTS - 1.12%
 160,000  Wausau-Mosinee Paper Corp. ..................        1,553,600
                                                            ------------

          POWER - 1.12%
 110,000  Powell Industries, Inc.* ....................        1,560,900
                                                            ------------


                        See Notes to Financial Statements

Portfolio of Investments - February 28, 2003 (unaudited)

                                                               VALUE
SHARES                                                        (NOTE 2)
------                                                      ------------

COMMON STOCKS - continued

          PUBLISHING - 3.43%
  60,800  Banta Corp. .................................     $  1,732,192
 110,000  Journal Register Co.* .......................        1,668,700
  60,000  Valassis Communications, Inc.* ..............        1,366,800
                                                            ------------
                                                               4,767,692
                                                            ------------

          REAL ESTATE INVESTMENT TRUST (REIT) - 1.42%
  70,000  First Industrial Realty Trust, Inc. .........        1,967,000
                                                            ------------

          RESTAURANTS - 1.11%
  60,000  Applebee's International, Inc. ..............        1,538,400
                                                            ------------

          RETAIL - 6.54%
  92,500  America's Car-Mart, Inc.* ...................        1,083,175
 125,000  BJ's Wholesale Club, Inc.* ..................        1,747,500
 200,000  Foot Locker, Inc. ...........................        2,040,000
  50,000  Furniture Brands International, Inc.* .......          910,500
  60,000  Group 1 Automotive, Inc.* ...................        1,397,400
  55,900  Ross Stores, Inc. ...........................        1,912,339
                                                            ------------
                                                               9,090,914
                                                            ------------

          TELECOMMUNICATIONS - 2.17%
 150,000  Scientific-Atlanta, Inc. ....................        1,969,500
  13,700  Warwick Valley Telephone Co. ................        1,048,050
                                                            ------------
                                                               3,017,550
                                                            ------------

          TRANSPORTATION - 6.93%
  90,000  ArvinMeritor, Inc. ..........................        1,375,200
  50,000  GATX Corp. ..................................          772,000
 125,000  Interpool, Inc. .............................        2,000,000
 122,000  Kirby Corp.* ................................        2,832,840
  49,000  Landstar System, Inc.* ......................        2,651,880
                                                            ------------
                                                               9,631,920
                                                            ------------

TOTAL INVESTMENTS - 96.38%
      (Cost $142,338,926) .............................      133,903,135
                                                            ------------

NET OTHER ASSETS LESS LIABILITIES - 3.62% .............        5,029,854
                                                            ------------

NET ASSETS - 100.00% ..................................     $138,932,989
                                                            ============

----------

*Non-income producing security


                        See Notes to Financial Statements

MID CAP VALUE FUND
Portfolio of Investments - February 28, 2003 (unaudited)

                                                               VALUE
SHARES                                                        (NOTE 2)
------                                                      ------------

COMMON STOCKS - 97.31%

          ADVERTISING AGENCY - 2.67%
   2,900  Omnicom Group, Inc. .........................     $    153,642
                                                            ------------

          AUTOMOBILE PARTS - 2.18%
   3,300  Lear Corp.* .................................          125,334
                                                            ------------

          BASIC MATERIALS - 2.42%
   3,000  PPG Industries, Inc. ........................          139,200
                                                            ------------

          BUILDING & REAL ESTATE - 3.00%
   3,200  Lennar Corp. ................................          172,768
                                                            ------------

          BUSINESS SERVICES - 3.18%
   7,500  Reynolds & Reynolds Co., Class A ............          183,375
                                                            ------------

          CAPITAL GOODS - 4.43%
   5,000  Crane Co. ...................................           86,400
   3,000  ITT Industries, Inc. ........................          168,690
                                                            ------------
                                                                 255,090
                                                            ------------

          CHEMICALS - 2.48%
   6,900  Engelhard Corp. .............................          143,175
                                                            ------------

          CONSUMER PRODUCTS - 2.29%
   3,600  Black & Decker Corp. ........................          132,120
                                                            ------------

          DISTRIBUTION - 2.25%
   4,500  Genuine Parts Co. ...........................          129,600
                                                            ------------

          DIVERSIFIED MANUFACTURING - 4.72%
   4,500  SPX Corp.* ..................................          163,710
   3,000  Textron, Inc. ...............................          108,390
                                                            ------------
                                                                 272,100
                                                            ------------

          ELECTRONICS - 2.55%
   6,000  Arrow Electronics, Inc.* ....................           86,280
   6,000  Vishay Intertechnology, Inc.* ...............           60,600
                                                            ------------
                                                                 146,880
                                                            ------------

          FINANCIAL SERVICES - 13.76%
   5,800  Banknorth Group, Inc. .......................          131,428
   6,945  Charter One Financial, Inc. .................          200,780
   4,000  Dun & Bradstreet Corp.* .....................          143,600
   5,000  Mercantile Bankshares Corp. .................          184,500
   4,800  Union Planters Corp. ........................          132,096
                                                            ------------
                                                                 792,404
                                                            ------------

          FOOD & BEVERAGE - 4.26%
   5,500  ConAgra Foods, Inc. .........................          126,885
   6,400  Smithfield Foods, Inc.* .....................          118,592
                                                            ------------
                                                                 245,477
                                                            ------------

          HEALTH MAINTENANCE - 2.92%
   6,000  Oxford Health Plans, Inc.* ..................          168,000
                                                            ------------

          INSURANCE - 10.12%
   4,900  Fidelity National Financial, Inc. ...........     $    160,867
   4,000  Radian Group, Inc. ..........................          139,480
   4,800  RenaissanceRe Holdings, Ltd. ................          177,984
   3,400  St. Paul Companies, Inc. ....................          104,924
                                                            ------------
                                                                 583,255
                                                            ------------

          MEDICAL PRODUCTS - 6.44%
   5,400  Becton, Dickinson and Co. ...................          185,760
   6,200  Lincare Holdings, Inc.* .....................          185,380
                                                            ------------
                                                                 371,140
                                                            ------------

          OIL & GAS - 4.97%
   3,600  EOG Resources, Inc. .........................          148,680
   9,500  Pride International, Inc.* ..................          137,750
                                                            ------------
                                                                 286,430
                                                            ------------

          PUBLISHING - 9.27%
   2,000  Gannett Co., Inc. ...........................          144,340
   4,000  Knight-Ridder, Inc. .........................          255,280
   5,900  Valassis Communications, Inc.* ..............          134,402
                                                            ------------
                                                                 534,022
                                                            ------------

          RESTAURANTS - 3.35%
   6,000  Outback Steakhouse, Inc.* ...................          193,200
                                                            ------------

          RETAIL - 4.96%
   6,200  Ross Stores, Inc. ...........................          212,102
   3,700  Safeway, Inc.* ..............................           73,593
                                                            ------------
                                                                 285,695
                                                            ------------

          SEMICONDUCTORS - 0.62%
   8,000  LSI Logic Corp.* ............................           35,520
                                                            ------------

          TELECOMMUNICATIONS - 4.47%
  15,000  Corning, Inc.* ..............................           73,800
  14,000  Scientific-Atlanta, Inc. ....................          183,820
                                                            ------------
                                                                 257,620
                                                            ------------

TOTAL INVESTMENTS - 97.31%
      (Cost $5,840,024) ...............................        5,606,047
                                                            ------------

NET OTHER ASSETS LESS LIABILITIES - 2.69% .............          154,773
                                                            ------------

NET ASSETS - 100.00% ..................................     $  5,760,820
                                                            ============

----------

*Non-income producing security


                        See Notes to Financial Statements

MERGER & ACQUISITION FUND
Portfolio of Investments - February 28, 2003 (unaudited)

                                                               VALUE
SHARES                                                        (NOTE 2)
------                                                      ------------

COMMON STOCKS - 82.58%

         AEROSPACE/DEFENSE - 3.38%
     80  Northrop Grumman Corp. .......................     $      6,936
                                                            ------------

         BROADCASTING - 4.10%
    400  Hispanic Broadcasting Corp.* .................            8,416
                                                            ------------

         BUSINESS SERVICES - 3.72%
    300  Wallace Computer Services, Inc. ..............            7,647
                                                            ------------

         DATA SERVICES - 3.59%
    500  ProBusiness Services, Inc.* ..................            7,380
                                                            ------------

         FINANCIAL SERVICES - 13.09%
    125  Banknorth Group, Inc. ........................            2,833
    250  Fidelity Bancorp, Inc. .......................            7,482
    200  First Virginia Banks, Inc. ...................            8,180
    300  Household International, Inc. ................            8,379
                                                            ------------
                                                                  26,874
                                                            ------------

         FOOD & BEVERAGE - 7.62%
    200  Dole Food Company, Inc. ......................            6,560
    125  Dreyer's Grand Ice Cream, Inc. ...............            9,100
                                                            ------------
                                                                  15,660
                                                            ------------

         HOTEL/GAMING - 3.72%
    600  Hollywood Casino Corp., Class A* .............            7,632
                                                            ------------

         INSTRUMENTATION/ELECTRONIC TESTING - 5.35%
    700  FEI Co.* .....................................           10,990
                                                            ------------

         MEDICAL/GENERIC DRUGS - 4.02%
    200  Pharmacia Corp. ..............................            8,264
                                                            ------------

         OIL & GAS - 13.96%
    400  Cimarex Energy Co.* ..........................            7,952
    300  ConocoPhillips ...............................           15,210
    197  Ensco International, Inc. ....................            5,512
                                                            ------------
                                                                  28,674
                                                            ------------

         REAL ESTATE INVESTMENT TRUST (REIT) - 8.95%
  2,800  First Union Real Estate Equity &
           Mortgage Investments .......................            4,312
    800  JDN Realty Corp. .............................            9,624
  1,200  Malan Realty Investors, Inc.* ................            4,440
                                                            ------------
                                                                  18,376
                                                            ------------

         RENTAL AUTO EQUIPMENT - 2.19%
    200  McGrath Rentcorp .............................            4,504
                                                            ------------

         SEMICONDUCTOR EQUIPMENT - 4.64%
    327  Novellus Systems, Inc.* ......................            9,532
                                                            ------------

         THERAPEUTICS - 4.25%
    200  Scios, Inc.* .................................            8,728
                                                            ------------

TOTAL INVESTMENTS - 82.58%
     (Cost $180,444) ..................................     $    169,613
                                                            ------------

NET OTHER ASSETS LESS LIABILITIES - 17.42% ............           35,774
                                                            ------------

NET ASSETS - 100.00% ..................................     $    205,387
                                                            ============

----------

* Non-income producing security


                        See Notes to Financial Statements

SMALL CAP GROWTH FUND
Portfolio of Investments - February 28,2003 (unaudited)

                                                               VALUE
SHARES                                                        (NOTE 2)
------                                                      ------------

COMMON STOCKS - 97.94%

          ADVERTISING - 0.27%
  15,700  TMP Worldwide, Inc.* ........................     $    143,655
                                                            ------------

          AEROSPACE/DEFENSE - 0.55%
  37,200  Titan Corp.* ................................          295,740
                                                            ------------

          AIR TRANSPORTATION - 0.10%
  39,511  Hawaiian Holdings, Inc.* ....................           55,315
                                                            ------------

          APPAREL MANUFACTURERS - 2.31%
  23,100  Gymboree Corp.* .............................          297,528
  24,800  Phillips-Van Heusen Corp. ...................          296,360
  26,200  Quiksilver, Inc.* ...........................          657,620
                                                            ------------
                                                               1,251,508
                                                            ------------

          BROKER SERVICES - 4.22%
 543,800  E*TRADE Group, Inc.* ........................        2,283,960
                                                            ------------

          CHEMICALS - 1.22%
  49,700  Symyx Technologies, Inc.* ...................          659,022
                                                            ------------

          COMPUTER HARDWARE & SOFTWARE - 7.91%
   3,600  Advent Software, Inc.* ......................           51,912
   3,500  Avid Technology, Inc.* ......................           72,765
   7,200  Foundry Networks, Inc.* .....................           63,864
  27,000  Henry (Jack) & Associates, Inc. .............          310,500
 255,550  Immersion Corp.* ............................          350,103
 457,250  ONYX Software Corp.* ........................          525,838
  24,100  Pinnacle Systems, Inc.* .....................          234,011
 434,400  Red Hat, Inc.* ..............................        2,558,616
  17,700  Trident Microsystems, Inc.* .................           61,419
  62,600  Viewpoint Corp.* ............................           46,324
                                                            ------------
                                                               4,275,352
                                                            ------------

          DENTAL SUPPLY & EQUIPMENT - 0.29%
  33,500  Align Technology, Inc.* .....................          157,785
                                                            ------------

          ELECTRIC GENERATION - 0.47%
  50,800  Active Power, Inc.* .........................           59,944
  13,700  Headwaters, Inc.* ...........................          192,074
                                                            ------------
                                                                 252,018
                                                            ------------

          ELECTRONICS - 0.50%
   5,000  FLIR Systems, Inc.* .........................          221,050
   2,300  InVision Technologies, Inc.* ................           50,301
                                                            ------------
                                                                 271,351
                                                            ------------

          ENTERTAINMENT - 3.28%
  25,600  Pixar, Inc.* ................................        1,382,144
  18,700  Take-Two Interactive Software, Inc.* ........          391,017
                                                            ------------
                                                               1,773,161
                                                            ------------

          FINANCIAL SERVICES - 6.51%
  14,700  BankAtlantic Bancorp, Inc., Class A .........     $    133,329
 301,602  Corillian Corp.* ............................          271,442
  84,400  Digital Insight Corp.* ......................          844,000
   6,600  East West Bancorp, Inc. .....................          219,450
  61,650  Friedman, Billings, Ramsey Group,
             Inc., Class A* ...........................          546,836
  43,100  LendingTree, Inc.* ..........................          445,654
  18,200  Netbank, Inc. ...............................          173,082
  26,200  Saxon Capital, Inc.* ........................          288,462
  21,100  Silicon Valley Bancshares* ..................          366,085
  12,600  Umpqua Holdings Corp. .......................          233,226
                                                            ------------
                                                               3,521,566
                                                            ------------

          HEALTH MAINTENANCE - 1.00%
   4,400  American Medical Security Group, Inc.* ......           56,936
   4,500  AMERIGROUP Corp.* ...........................          115,605
  14,500  Centene Corp.* ..............................          369,750
                                                            ------------
                                                                 542,291
                                                            ------------

          INSTRUMENTATION/ELECTRONIC TESTING - 1.01%
  34,900  FEI Co.* ....................................          547,930
                                                            ------------

          INSURANCE - 0.52%
  10,800  RLI Corp. ...................................          280,044
                                                            ------------

          INTERNET SERVICES - 6.73%
  37,300  Alloy, Inc.* ................................          186,873
  84,100  CheckFree Corp.* ............................        1,766,100
 257,200  DoubleClick, Inc.* ..........................        1,656,368
   2,500  WebEx Communications, Inc.* .................           27,725
                                                            ------------
                                                               3,637,066
                                                            ------------

          MEDICAL-BIOMEDICAL/GENE - 5.26%
 114,829  Cell Genesys, Inc.* .........................          911,742
  64,400  Incyte Genomics, Inc.* ......................          217,672
  67,300  Lexicon Genetics, Inc.* .....................          259,105
  14,500  Nektar Therapeutics * .......................           73,225
 339,800  Paradigm Genetics, Inc.* ....................          122,328
  46,700  Telik, Inc.* ................................          557,131
 152,400  Third Wave Technologies* ....................          515,813
  96,600  Transgenomic, Inc.* .........................          186,438
                                                            ------------
                                                               2,843,454
                                                            ------------

          MEDICAL/GENERIC DRUGS - 3.41%
 196,700  Cubist Pharmaceuticals, Inc.* ...............        1,616,874
  22,200  Versicor, Inc.* .............................          228,660
                                                            ------------
                                                               1,845,534
                                                            ------------

          MEDICAL PRODUCTS - 3.76%
 190,100  AeroGen, Inc.* ..............................           49,426
 193,500  Alkermes, Inc.* .............................        1,536,390
  10,100  Atrix Laboratories, Inc.* ...................          119,079
  86,800  Bioject Medical Technologies, Inc.* .........          216,132
  31,600  Bruker Daltonics, Inc.* .....................          109,020
                                                            ------------
                                                               2,030,047
                                                            ------------


                        See Notes to Financial Statements

Portfolio of Investments - February 28, 2003 (unaudited)


                                                               VALUE
SHARES                                                        (NOTE 2)
------                                                      ------------

COMMON STOCKS - continued

          MEDICAL SERVICES - 0.72%
  12,600  Alliance Imaging, Inc.* .....................     $     54,432
   9,200  AMN Healthcare Services, Inc.* ..............          104,604
  10,200  Orthodontic Centers of America, Inc.* .......          103,734
  13,800  Province Healthcare Co.* ....................           91,908
   8,500  The TriZetto Group, Inc.* ...................           31,875
                                                            ------------
                                                                 386,553
                                                            ------------

          MINING - 0.16%
   4,400  Arch Coal, Inc. .............................           87,560
                                                            ------------

          OIL & Gas - 0.62%
   5,700  Cal Dive International, Inc.* ...............          106,419
  20,850  Core Laboratories N.V.* .....................          227,265
                                                            ------------
                                                                 333,684
                                                            ------------

          RESTAURANTS - 0.95%
  13,200  P.F. Chang's China Bistro, Inc.* ............          437,184
  21,100  Smith & Wollensky Restaurant Group, Inc.* ...           74,694
                                                            ------------
                                                                 511,878
                                                            ------------

          RETAIL - 5.44%
   9,100  A.C. Moore Arts & Crafts, Inc.* .............          107,289
  29,000  Chico's FAS, Inc.* ..........................          524,030
  25,100  Cost Plus, Inc.* ............................          583,575
  40,600  Duane Reade, Inc.* ..........................          501,410
  20,700  Hollywood Entertainment Corp.* ..............          291,042
   2,500  Hot Topic, Inc.* ............................           55,250
  14,800  Insight Enterprises, Inc.* ..................          112,776
  22,900  Kenneth Cole Productions, Inc., Class A* ....          518,685
  13,800  Pacific Sunwear of California, Inc.* ........          244,398
                                                            ------------
                                                               2,938,455
                                                            ------------

          SCHOOLS - 2.48%
  81,900  Princeton Review, Inc.* .....................          434,070
   9,100  Strayer Education, Inc. .....................          485,121
  33,900  Sylvan Learning Systems, Inc.* ..............          420,699
                                                            ------------
                                                               1,339,890
                                                            ------------

          SEMICONDUCTOR EQUIPMENT - 0.34%
   5,000  DuPont Photomasks, Inc.* ....................          104,400
  11,600  Mykrolis Corp.* .............................           78,184
                                                            ------------
                                                                 182,584
                                                            ------------

          SEMICONDUCTORS - 11.86%
 233,400  Lattice Semiconductor Corp.* ................        1,708,488
  11,400  Microsemi Corp.* ............................           91,086
  20,600  OmniVision Technologies, Inc.* ..............          391,400
 391,700  Pixelworks, Inc.* ...........................        3,247,193
  16,400  Rudolph Technologies, Inc.* .................          226,156
   4,500  Skyworks Solutions, Inc.* ...................           31,410
 171,600  TriQuint Semiconductor, Inc.* ...............          518,232
  16,300  Zoran Corp.* ................................          198,371
                                                            ------------
                                                               6,412,336
                                                            ------------

          TECHNOLOGY - 10.78%
 181,000  Digimarc Corp.* .............................     $  1,936,700
 167,900  Identix, Inc.* ..............................          663,205
 152,200  Macrovision Corp.* ..........................        1,876,626
 168,700  Mentor Graphics Corp.* ......................        1,347,913
                                                            ------------
                                                               5,824,444
                                                            ------------

          TELECOMMUNICATIONS - 4.47%
 240,900  Polycom, Inc.* ..............................        2,416,227
                                                            ------------

          THERAPEUTICS - 10.33%
 158,015  Abgenix, Inc.* ..............................          910,166
  34,300  Amylin Pharmaceuticals, Inc.* ...............          526,162
  21,500  Antigenics, Inc.* ...........................          174,795
  58,000  AtheroGenics, Inc.* .........................          498,800
  30,700  AVI BioPharma, Inc.* ........................           97,012
  94,800  Corixa Corp.* ...............................          567,852
  89,900  Dendreon Corp.* .............................          368,500
  36,400  Esperion Therapeutics, Inc.* ................          260,260
 113,300  Genta, Inc.* ................................          742,115
 159,800  Isis Pharmaceuticals, Inc.* .................          715,904
 132,700  La Jolla Pharmaceutical Co.* ................          172,510
 136,900  Tularik, Inc.* ..............................          548,969
                                                            ------------
                                                               5,583,045
                                                            ------------

          TRANSPORTATION - 0.47%
  10,800  Arkansas Best Corp. .........................          255,960
                                                            ------------

TOTAL INVESTMENTS - 97.94%
     (Cost $62,655,009) ...............................       52,939,415
                                                            ------------

NET OTHER ASSETS LESS LIABILITIES - 2.06% .............        1,113,465
                                                            ------------

NET ASSETS - 100.00% ..................................     $ 54,052,880
                                                            ============

----------

*Non-income producing security


                        See Notes to Financial Statements

                       This page intentionally left blank.

STATEMENTS OF ASSETS AND LIABILITIES - February 28, 2003 (Unaudited)


                                                         Behavioral          Behavioral             REIT           Special Small
                                                        Growth Fund          Value Fund             Fund              Cap Fund
                                                       --------------      --------------      --------------      --------------

ASSETS:
  Investments:
    Investments at cost ..........................     $   50,957,850      $   25,918,408      $  120,574,872      $    9,153,457
    Net unrealized appreciation (depreciation) ...          9,922,176          (2,156,434)          9,079,155              62,092
                                                       --------------      --------------      --------------      --------------
     Total investments at value ..................         60,880,026          23,761,974         129,654,027           9,215,549
  Cash ...........................................          1,982,873             588,800           3,621,801              40,958
  Receivables:
    Investments sold .............................                 --             173,695             591,801                  --
    Fund shares sold .............................            104,007               3,561             368,907                  --
    Dividends and interest .......................              6,610              12,829             480,196               6,176
  Due from Adviser ...............................                 --                  --                  --                  --
                                                       --------------      --------------      --------------      --------------
    Total Assets .................................         62,973,516          24,540,859         134,716,732           9,262,683
                                                       --------------      --------------      --------------      --------------

LIABILITIES:
  Payables:
    Investments purchased ........................                 --             147,132             585,748                  --
    Fund shares redeemed .........................            101,523             148,763           1,372,922                  --
    Investment advisory fees - net ...............             33,375              12,240              99,387              17,875
    Service and distribution fees ................              1,687                  --                  --                  --
    Administration fees ..........................             11,922               4,767              25,017               4,025
    Due to custodian .............................             11,402                  --               3,693                 629
    Trustees .....................................             17,648               2,851              21,101              13,055
    Accrued expenses and other payables ..........             56,735              19,308              25,318              19,749
                                                       --------------      --------------      --------------      --------------
      Total Liabilities ..........................            234,292             335,061           2,133,186              55,333
                                                       --------------      --------------      --------------      --------------
NET ASSETS .......................................     $   62,739,224      $   24,205,798      $  132,583,546      $    9,207,350
                                                       ==============      ==============      ==============      ==============

NET ASSETS CONSIST OF:
  Paid-in capital (no par value) .................     $  150,619,447      $   28,512,107      $  124,567,322      $    9,633,417
  Undistributed net investment income (loss) .....           (352,028)            (81,677)          2,140,459             (53,288)
  Accumulated net realized loss on investments ...        (97,450,371)         (2,068,198)         (3,203,390)           (434,871)
  Net unrealized appreciation (depreciation)
     on investments ..............................          9,922,176          (2,156,434)          9,079,155              62,092
                                                       --------------      --------------      --------------      --------------
TOTAL NET ASSETS .................................     $   62,739,224      $   24,205,798      $  132,583,546      $    9,207,350
                                                       ==============      ==============      ==============      ==============

SHARES OF BENEFICIAL INTEREST
  Institutional Class:
  Net Assets .....................................     $   56,461,521      $   24,205,798      $  132,583,546      $    9,207,350
  Shares of beneficial interest outstanding
     (unlimited shares authorized, no
     par value) ..................................          4,607,148           1,620,959           9,511,545             772,055
                                                       --------------      --------------      --------------      --------------
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE .............................     $        12.26      $        14.93      $        13.94      $        11.93
                                                       ==============      ==============      ==============      ==============
  Investor Class:
  Net Assets .....................................     $    6,277,703                 N/A                 N/A                 N/A
  Shares of beneficial interest outstanding
     (unlimited shares authorized, no
     par value) ..................................            519,091                 N/A                 N/A                 N/A
                                                       --------------      --------------      --------------      --------------
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE .............................     $        12.09                 N/A                 N/A                 N/A
                                                       ==============      ==============      ==============      ==============



                        See Notes to Financial Statements

                                                Merger &            Small Cap
        Small Cap           Mid Cap           Acquisition            Growth
       Value Fund          Value Fund             Fund                Fund
     --------------      --------------      --------------      --------------



     $  142,338,926      $    5,840,024      $      180,444      $   62,655,009
         (8,435,791)           (233,977)            (10,831)         (9,715,594)
     --------------      --------------      --------------      --------------
        133,903,135           5,606,047             169,613          52,939,415
          4,690,117             167,186              48,572             675,286

                 --                  --                  --             205,676
            777,597                  --                  --             590,861
             68,010               5,216                 239                 624
                 --                 894               3,059                  --
     --------------      --------------      --------------      --------------
        139,438,859           5,779,343             221,483          54,411,862
     --------------      --------------      --------------      --------------



                 --                  --                  --             260,862
            316,115                  --                  --              26,612
            103,597                  --                  --              27,605
              6,928                  --                  --                  --
             26,538               1,103                  39              10,304
              3,427               1,173               1,427               7,246
             17,163               1,681                  16               2,274
             32,102              14,566              14,614              24,079
     --------------      --------------      --------------      --------------
            505,870              18,523              16,096             358,982
     --------------      --------------      --------------      --------------
     $  138,932,989      $    5,760,820      $      205,387      $   54,052,880
     ==============      ==============      ==============      ==============


     $  148,927,217      $    6,378,134      $      227,334      $   76,161,195
           (262,154)              4,021                 (19)           (320,781)
         (1,296,283)           (387,358)            (11,097)        (12,071,940)

         (8,435,791)           (233,977)            (10,831)         (9,715,594)
     --------------      --------------      --------------      --------------
     $  138,932,989      $    5,760,820      $      205,387      $   54,052,880
     ==============      ==============      ==============      ==============



     $  113,344,199      $    5,760,820      $      205,387      $   54,052,880


          7,414,541             516,178              18,295           9,359,533
     --------------      --------------      --------------      --------------

     $        15.29      $        11.16      $        11.23      $         5.78
     ==============      ==============      ==============      ==============

     $   25,588,790                 N/A                 N/A                 N/A


          1,698,787                 N/A                 N/A                 N/A
     --------------      --------------      --------------      --------------

     $        15.06                 N/A                 N/A                 N/A
     ==============      ==============      ==============      ==============


                        See Notes to Financial Statements

STATEMENTS OF OPERATIONS - For the Six Months ended February 28, 2003
(Unaudited)


                                                                   Behavioral        Behavioral           REIT        Special Small
                                                                  Growth Fund        Value Fund           Fund           Cap Fund
                                                                  ------------      ------------      ------------    -------------
INVESTMENT INCOME:
  Dividends .................................................     $     87,852      $     98,679      $  4,149,543     $     60,698
  Foreign taxes withheld on dividend income .................               --              (324)               --             (103)
  Interest ..................................................            2,278             1,233             7,727             (469)
                                                                  ------------      ------------      ------------     ------------
  Total investment income ...................................           90,130            99,588         4,157,270           60,126
                                                                  ------------      ------------      ------------     ------------

EXPENSES:
  Investment advisory fees ..................................          314,984           135,814           692,938           87,389
  Administration fees .......................................           82,890            32,336           164,985           13,241
  Custodian fees ............................................           21,575            11,697            13,711            4,724
  Professional fees .........................................           30,163            17,741            31,078           14,101
  Transfer agent fees .......................................           40,029            17,784            29,000           14,333
  Trustees' fees ............................................            2,784             1,095             4,778              433
  Reports to shareholders ...................................            6,551             2,024             3,598              958
  Amortization of organization costs ........................            2,120                --             2,132            2,105
  Offering costs ............................................           11,916             6,445             8,817            6,456
  Service and distribution fees - Investor Class ............           11,128                --                --               --
  Other .....................................................           10,299             2,818             7,529            1,185
                                                                  ------------      ------------      ------------     ------------
     Total expenses before waiver/reimbursement .............          534,439           227,754           958,566          144,925
     Less: Waiver/reimbursement .............................          (92,281)          (46,669)          (34,649)         (28,406)
                                                                  ------------      ------------      ------------     ------------
     Total expenses net of waiver/reimbursement .............          442,158           181,085           923,917          116,519
                                                                  ------------      ------------      ------------     ------------
NET INVESTMENT INCOME (LOSS) ................................         (352,028)          (81,497)        3,233,353          (56,393)
                                                                  ------------      ------------      ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized loss on:
     Investments sold .......................................       (3,648,639)       (1,698,428)       (2,338,667)        (434,823)
  Net change in unrealized appreciation (depreciation) on:
     Investments ............................................        4,050,292           (81,356)       (6,611,655)        (651,858)
                                                                  ------------      ------------      ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS ...............................................          401,653        (1,779,784)       (8,950,322)      (1,086,681)
                                                                  ------------      ------------      ------------     ------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ...........................................     $     49,625      $ (1,861,281)     $ (5,716,969)    $ (1,143,073)
                                                                  ============      ============      ============     ============

                        See Notes to Financial Statements

      Small Cap          Mid Cap          Merger &          Small Cap
        Value             Value          Acquisition          Growth
         Fund              Fund              Fund              Fund
     ------------      ------------      ------------      ------------

     $    695,043      $     41,535      $      1,234      $      8,946
               --                --                --                --
           14,797               556                62             3,800
     ------------      ------------      ------------      ------------
          709,840            42,091             1,296            12,746
     ------------      ------------      ------------      ------------


          723,610            27,819               961           264,042
          172,288             7,320               253            69,485
           11,996             3,202             3,997            21,522
           33,576            12,239            11,001            20,066
           41,633            13,350             6,019            19,611
            5,027               236                 7             1,516
            4,798               305                10             2,288
            2,105             2,120                --                --
           13,878             6,952                50             7,896
           46,699                --                --                --
            8,821               378                12             3,312
     ------------      ------------      ------------      ------------
        1,064,431            73,921            22,310           409,738
          (52,919)          (35,854)          (20,995)          (76,211)
     ------------      ------------      ------------      ------------
        1,011,512            38,067             1,315           333,527
     ------------      ------------      ------------      ------------
         (301,672)            4,024               (19)         (320,781)
     ------------      ------------      ------------      ------------




       (1,296,133)         (236,893)           (5,327)       (6,038,166)

      (12,414,603)         (297,832)            2,998         4,022,716
     ------------      ------------      ------------      ------------

      (13,710,736)         (534,725)           (2,329)       (2,015,450)
     ------------      ------------      ------------      ------------


     $(14,012,408)     $   (530,701)     $     (2,348)     $ (2,336,231)
     ============      ============      ============      ============


                        See Notes to Financial Statements

         STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Behavioral Growth Fund                Behavioral Value Fund
                                                          Six months ended                      Six months ended
                                                          February 28, 2003     Year Ended      February 28, 2003     Year Ended
                                                             (Unaudited)      August 31, 2002      (Unaudited)      August 31, 2002
                                                          -----------------   ---------------   -----------------   ---------------
NET ASSETS AT BEGINNING OF YEAR .......................     $   71,269,036     $  114,308,271     $   28,045,212     $   34,828,193
                                                            --------------     --------------     --------------     --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS:
     Net investment income (loss) .....................           (352,028)        (1,117,138)           (81,497)          (290,708)
     Net realized gain (loss) on investments ..........         (3,648,639)       (11,653,321)        (1,698,428)         1,828,661
     Net change in unrealized appreciation
        (depreciation) on investments .................          4,050,292           (784,369)           (81,356)        (7,593,672)
                                                            --------------     --------------     --------------     --------------
     Net increase (decrease) in net assets resulting
        from operations ...............................             49,625        (13,554,828)        (1,861,281)        (6,055,719)
                                                            --------------     --------------     --------------     --------------
   DISTRIBUTIONS TO SHAREHOLDERS:
     Institutional Class Shares:
        Net investment income .........................                 --                 --                 --                 --
        Net realized gains ............................                 --                 --         (2,076,201)          (473,038)
     Investor Class Shares:
        Net realized gains ............................                 --                 --                 --                 --
                                                            --------------     --------------     --------------     --------------
     Total distributions to shareholders ..............                 --                 --         (2,076,201)          (473,038)
                                                            --------------     --------------     --------------     --------------
   CAPITAL SHARE TRANSACTIONS:
     Institutional Class Shares:
        Proceeds from Shares issued ...................         13,696,093         25,559,728          4,929,436         14,718,555
        Issued to shareholders in reinvestment of
         distributions ................................                 --                 --          1,942,314            437,078
        Cost of Shares redeemed .......................        (22,251,731)       (54,522,814)        (6,773,682)       (15,409,857)
                                                            --------------     --------------     --------------     --------------
        Increase (decrease) in net assets derived
         from Institutional Class Share transactions ..         (8,555,638)       (28,963,086)            98,068           (254,224)
                                                            --------------     --------------     --------------     --------------
     Investor Class Shares:
        Proceeds from Shares issued ...................            815,167          2,217,444                N/A                N/A
        Issued to shareholders in reinvestment of
         distributions ................................                 --                 --                N/A                N/A
        Cost of Shares redeemed .......................           (838,966)        (2,738,765)               N/A                N/A
                                                            --------------     --------------     --------------     --------------
        Increase (decrease) in net assets derived
         from Investor Class Share transactions .......            (23,799)          (521,321)               N/A                N/A
                                                            --------------     --------------     --------------     --------------
   Increase (decrease) in net assets derived
     from capital share transactions ..................         (8,579,437)       (29,484,407)            98,068           (254,224)
                                                            ==============     ==============     ==============     ==============
   TOTAL INCREASE (DECREASE) IN NET ASSETS ............         (8,529,812)       (43,039,235)        (3,839,414)        (6,782,981)
                                                            --------------     --------------     --------------     --------------
   NET ASSETS AT END OF PERIOD ........................     $   62,739,224     $   71,269,036     $   24,205,798     $   28,045,212
                                                            ==============     ==============     ==============     ==============
   Undistributed net investment income (loss) .........     $     (352,028)    $           --     $      (81,677)    $         (180)
                                                            --------------     --------------     --------------     --------------
   OTHER INFORMATION:
   SHARE TRANSACTIONS:
     Institutional Class Shares:
        Sold ..........................................          1,087,686          1,805,218            306,133            726,176
        Issued to shareholders in reinvestment
         of distributions .............................                 --                 --            118,002             21,691
        Redeemed ......................................         (1,801,499)        (3,824,650)          (412,935)          (792,258)
                                                            --------------     --------------     --------------     --------------
         Total Institutional Class transactions .......           (713,813)        (2,019,432)            11,200            (44,391)
                                                            --------------     --------------     --------------     --------------
     Investor Class Shares:
        Sold ..........................................             65,134            153,765                N/A                N/A
        Issued to shareholders in reinvestment
         of distributions .............................                 --                 --                N/A                N/A
        Redeemed ......................................            (68,056)          (198,433)               N/A                N/A
                                                            --------------     --------------     --------------     --------------
         Total Investor Class transactions ............             (2,922)           (44,668)               N/A                N/A
                                                            --------------     --------------     --------------     --------------
   Net increase (decrease) in capital shares ..........           (716,735)        (2,064,100)            11,200            (44,391)
                                                            ==============     ==============     ==============     ==============

----------

(a) On September 21, 2001, the REIT Fund ceased offering Investor Class shares and all remaining Investor Class shares were redeemed.


                        See Notes to Financial Statements

              REIT Fund (a)                     Special Small Cap Fund                  Small Cap Value Fund
  Six months ended                       Six months ended                        Six months ended
  February 28, 2003      Year Ended      February 28, 2003      Year Ended       February 28, 2003      Year Ended
     (Unaudited)       August 31, 2002      (Unaudited)       August 31, 2002       (Unaudited)       August 31, 2002
  -----------------    ---------------   -----------------    ---------------    -----------------    ---------------
    $  128,455,663      $   80,113,299     $   11,080,184      $   21,300,333      $  134,491,785      $   82,139,238
    --------------      --------------     --------------      --------------      --------------      --------------


         3,233,353           3,471,429            (56,393)           (163,209)           (301,672)           (582,661)
        (2,338,667)          1,741,676           (434,823)          1,590,286          (1,296,133)          1,522,997

        (6,611,655)          4,093,450           (651,858)         (2,264,534)        (12,414,603)         (5,989,506)
    --------------      --------------     --------------      --------------      --------------      --------------

        (5,716,969)          9,306,555         (1,143,074)           (837,457)        (14,012,408)         (5,049,170)
    --------------      --------------     --------------      --------------      --------------      --------------


        (4,619,319)         (2,302,185)                --                  --                  --                  --
        (2,068,746)           (418,911)          (470,183)           (559,387)           (216,004)         (2,166,866)

                --                  --                 --                  --             (55,730)           (514,924)
    --------------      --------------     --------------      --------------      --------------      --------------
        (6,688,065)         (2,721,096)          (470,183)           (559,387)           (271,734)         (2,631,790)
    --------------      --------------     --------------      --------------      --------------      --------------


        43,875,913          74,360,431          1,693,385           4,876,699          38,377,666          62,789,130

         6,543,927           2,718,352            464,472             556,139             198,092           1,928,890
       (33,886,923)        (34,721,902)        (2,417,434)        (14,256,143)        (21,846,808)        (23,409,736)
    --------------      --------------     --------------      --------------      --------------      --------------
        16,532,917          42,356,881           (259,577)         (8,823,305)         16,728,950          41,308,284
    --------------      --------------     --------------      --------------      --------------      --------------

               N/A                 272                N/A                 N/A           8,458,787          23,784,434

               N/A                  --                N/A                 N/A              51,437             513,873
               N/A            (600,248)               N/A                 N/A          (6,513,828)         (5,571,084)
    --------------      --------------     --------------      --------------      --------------      --------------

               N/A            (599,976)               N/A                 N/A           1,996,396          18,725,223
    --------------      --------------     --------------      --------------      --------------      --------------

        16,532,917          41,756,905           (259,577)         (8,823,305)         18,725,346          60,033,507
    --------------      --------------     --------------      --------------      --------------      --------------
         4,127,884          48,342,364         (1,872,834)        (10,220,149)          4,441,204          52,352,547
    --------------      --------------     --------------      --------------      --------------      --------------
    $  132,583,547      $  128,455,663     $    9,207,350      $   11,080,184      $  138,932,989      $  134,491,785
    ==============      ==============     ==============      ==============      ==============      ==============
    $    2,140,459      $    2,818,303     $      (53,288)     $           --      $     (262,154)     $           --
    --------------      --------------     --------------      --------------      --------------      --------------



         3,051,707           5,075,275            129,370             306,795           2,376,676           3,457,982

           470,110             192,928             34,278              37,858              12,013             111,884
        (2,389,795)         (2,367,620)          (185,023)           (950,512)         (1,358,112)         (1,329,391)
    --------------      --------------     --------------      --------------      --------------      --------------
         1,132,022           2,900,583            (21,375)           (605,859)          1,030,577           2,240,475
    --------------      --------------     --------------      --------------      --------------      --------------

               N/A                  20                N/A                 N/A             531,269           1,345,168

               N/A                  --                N/A                 N/A               3,163              30,121
               N/A             (45,156)               N/A                 N/A            (410,350)           (310,056)
    --------------      --------------     --------------      --------------      --------------      --------------
               N/A             (45,136)               N/A                 N/A             124,082           1,065,233
    --------------      --------------     --------------      --------------      --------------      --------------
         1,132,022           2,855,447            (21,375)           (605,859)          1,154,659           3,305,708
    ==============      ==============     ==============      ==============      ==============      ==============

       Mid Cap Value Fund
 Six months ended
 February 28, 2003      Year Ended
    (Unaudited)       August 31, 2002
 -----------------    ---------------
   $    6,118,283      $    6,002,925
   --------------      --------------


            4,024               5,261
         (236,893)            (18,468)

         (297,832)           (211,448)
   --------------      --------------

         (530,701)           (224,655)
   --------------      --------------


           (8,868)            (42,161)
          (76,564)           (181,372)

               --                  --
   --------------      --------------
          (85,432)           (223,533)
   --------------      --------------


          405,566             518,575

           85,296             217,818
         (232,192)           (172,847)
   --------------      --------------
          258,670             563,546
   --------------      --------------

              N/A                 N/A

              N/A                 N/A
              N/A                 N/A
   --------------      --------------

              N/A                 N/A
   --------------      --------------

          258,670             563,546
   --------------      --------------
         (357,463)            115,358
   --------------      --------------
   $    5,760,820      $    6,118,283
   ==============      ==============
   $        4,021      $        8,865
   --------------      --------------



           34,569              39,767

            7,192              16,615
          (18,813)            (14,682)
   --------------      --------------
           22,948              41,700
   --------------      --------------

              N/A                 N/A

              N/A                 N/A
              N/A                 N/A
   --------------      --------------
              N/A                 N/A
   --------------      --------------
           22,948              41,700
   ==============      ==============


                        See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                Merger & Acquisition Fund              Small Cap Growth Fund
                                                           Six months ended                      Six months ended
                                                          February 28, 2003     Year Ended      February 28, 2003     Year Ended
                                                             (Unaudited)      August 31, 2002      (Unaudited)      August 31, 2002
                                                          -----------------   ---------------   -----------------   ---------------
NET ASSETS AT BEGINNING OF YEAR .......................      $    207,735       $    214,937       $ 40,418,479       $ 40,391,474
                                                             ------------       ------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS:
  Net investment income (loss) ........................               (19)               879           (320,781)          (506,572)
  Net realized gain (loss) on investments .............            (5,327)             6,786         (6,038,166)        (4,875,569)
  Net change in unrealized appreciation
     (depreciation) on investments ....................             2,998            (14,868)         4,022,716        (10,617,240)
                                                             ------------       ------------       ------------       ------------
  Net increase (decrease) in net assets resulting
     from operations ..................................            (2,348)            (7,203)        (2,336,231)       (15,999,381)
                                                             ------------       ------------       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Institutional Class Shares:
     Net investment income ............................              (786)              (705)                --                 --
     Net realized gains ...............................           (12,648)           (12,720)                --           (155,770)
                                                             ------------       ------------       ------------       ------------
  Total distributions to shareholders .................           (13,434)           (13,425)                --           (155,770)
                                                             ------------       ------------       ------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Institutional Class Shares:
     Proceeds from Shares issued ......................                --                 --         22,393,065         23,273,102
     Issued to shareholders in reinvestment
       of distributions ...............................            13,434             13,426                 --            155,558
     Cost of Shares redeemed ..........................                --                 --         (6,422,433)        (7,246,504)
                                                             ------------       ------------       ------------       ------------
  Increase (decrease) in net assets derived
     from capital share transactions ..................            13,434             13,426         15,970,632         16,182,156
                                                             ------------       ------------       ------------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...............            (2,348)            (7,202)        13,634,401             27,005
                                                             ------------       ------------       ------------       ------------
NET ASSETS AT END OF PERIOD ...........................      $    205,387       $    207,735       $ 54,052,880       $ 40,418,479
                                                             ============       ============       ============       ============
Undistributed net investment income (loss) ............      $        (19)      $        786       $   (320,781)      $         --
                                                             ------------       ------------       ------------       ------------
OTHER INFORMATION:
SHARE TRANSACTIONS:
  Institutional Class Shares:
     Sold .............................................                --                 --          3,723,955          2,840,978
     Issued to shareholders in reinvestment
       of distributions ...............................             1,189              1,068                 --             16,103
     Redeemed .........................................                --                 --         (1,047,052)          (864,217)
                                                             ------------       ------------       ------------       ------------
Net increase (decrease) in capital shares .............             1,189              1,068          2,676,903          1,992,864
                                                             ============       ============       ============       ============


                        See Notes to Financial Statements

                      This page intentionally left blank.

FINANCIAL HIGHLIGHTS

                                                                         BEHAVIORAL GROWTH FUND (1)
                                                   --------------------------------------------------------------------
                                                                          INSTITUTIONAL CLASS (2)
                                                   --------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                   FEBRUARY 28, 2003    YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                      (UNAUDITED)     AUGUST 31, 2002  AUGUST 31, 2001  AUGUST 31, 2000
                                                   -----------------  ---------------  ---------------  ---------------
NET ASSET VALUE, BEGINNING OF PERIOD .............    $     12.21       $     14.47      $     30.40      $     21.38
                                                      -----------       -----------      -----------      -----------
Income from Investment Operations:
   Net investment income (loss) ..................          (0.06)            (0.16)           (0.22)           (0.28)
   Net realized and unrealized gain (loss)
     on investments ..............................           0.11             (2.10)          (14.57)            9.30
                                                      -----------       -----------      -----------      -----------
   Total Income (Loss) from Investment
     Operations ..................................           0.05             (2.26)          (14.79)            9.02
                                                      -----------       -----------      -----------      -----------
Less Distributions:
   Dividends from net investment income ..........           0.00              0.00             0.00             0.00
   Distributions from realized gains .............           0.00              0.00            (1.14)            0.00
                                                      -----------       -----------      -----------      -----------
   Total Distributions ...........................           0.00              0.00            (1.14)            0.00
                                                      -----------       -----------      -----------      -----------

Net increase (decrease) in net asset value .......           0.05             (2.26)          (15.93)            9.02
                                                      -----------       -----------      -----------      -----------

NET ASSET VALUE, END OF PERIOD ...................    $     12.26       $     12.21      $     14.47      $     30.40

                                                      ===========       ===========      ===========      ===========

TOTAL RETURN** ...................................           0.41%           (15.62)%         (49.63)%          42.19%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in 000s) ...........    $    56,462       $    64,968      $   106,195      $   263,268
Ratios to average net assets (+):
   Net investment income (loss) including
     reimbursement ...............................          (1.03)%*          (1.16)%          (1.16)%          (0.97)%
   Operating expenses including reimbursement ....           1.30%*            1.30%            1.30%            1.30%
Portfolio turnover rate** ........................             64%               94%              97%              90%
+ The operating expenses may reflect a reduction of
  the adviser fee, an allocation of expenses to the
  Investment Adviser, or both.
  Had such actions not been taken, the ratios would
  have been as follows:
  Net investment income (loss) ...................          (1.31)%*          (1.35)%          (1.29)%          (1.11)%
  Operating Expenses .............................           1.58%*            1.49%            1.43%            1.44%


                                                         BEHAVIORAL GROWTH FUND (1)
                                                      --------------------------------
                                                          INSTITUTIONAL CLASS (2)
                                                      --------------------------------
                                                        YEAR ENDED      PERIOD ENDED
                                                      AUGUST 31, 1999  AUGUST 31, 1998
                                                      ---------------  ---------------
NET ASSET VALUE, BEGINNING OF PERIOD .............      $     11.86      $     12.50
                                                        -----------      -----------
Income from Investment Operations:
   Net investment income (loss) ..................            (0.13)           (0.02)
   Net realized and unrealized gain (loss)
     on investments ..............................             9.65            (0.62)
                                                        -----------      -----------
   Total Income (Loss) from Investment
     Operations ..................................             9.52            (0.64)
                                                        -----------      -----------
Less Distributions:
   Dividends from net investment income ..........             0.00             0.00
   Distributions from realized gains .............             0.00             0.00
                                                        -----------      -----------
   Total Distributions ...........................             0.00             0.00
                                                        -----------      -----------

Net increase (decrease) in net asset value .......             9.52            (0.64)
                                                        -----------      -----------

NET ASSET VALUE, END OF PERIOD ...................      $     21.38      $     11.86
                                                        ===========      ===========

TOTAL RETURN** ...................................            80.27%           (5.12)%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in 000s) ...........      $    94,075      $     5,254
Ratios to average net assets (+):
   Net investment income (loss) including
     reimbursement ...............................            (0.72)%          (0.35)%
   Operating expenses including reimbursement ....             1.30%            1.30%
Portfolio turnover rate** ........................               72%              67%
+ The operating expenses may reflect a reduction of
  the adviser fee, an allocation of expenses to the
  Investment Adviser, or both.
  Had such actions not been taken, the ratios would
  have been as follows:
  Net investment income (loss) ...................            (1.26)%          (5.08)%
  Operating Expenses .............................             1.84%            6.03%

----------

*    Annualized

**   For periods less than one year, percentages are not annualized.

(1) On March 15, 2001, the Fund ceased offering C Class shares and all remaining shares were redeemed.

(2) The Fund's Institutional Class commenced investment operations on December 31, 1997.

(3)  The Fund's Investor Class commenced investment operations on July 31, 1998.

(A)  Represents less than $0.005 per share.

PER SHARE DATA IS CALCULATED BASED UPON THE AVERAGE SHARES OUTSTANDING DURING THE PERIOD.


                        See Notes to Financial Statements

                                    BEHAVIORAL GROWTH FUND (1)
------------------------------------------------------------------------------------------------------
                                       INVESTOR CLASS (3)
------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
FEBRUARY 28, 2003    YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
   (UNAUDITED)     AUGUST 31, 2002  AUGUST 31, 2001  AUGUST 31, 2000  AUGUST 31, 1999  AUGUST 31, 1998
-----------------  ---------------  ---------------  ---------------  ---------------  ---------------
   $     12.07       $     14.32      $     30.21      $     21.31      $     11.85      $     14.74
   -----------       -----------      -----------      -----------      -----------      -----------

         (0.09)            (0.21)           (0.28)           (0.38)           (0.20)            0.00(A)

          0.11             (2.04)          (14.47)            9.28             9.66            (2.89)
   -----------       -----------      -----------      -----------      -----------      -----------

          0.02             (2.25)          (14.75)            8.90             9.46            (2.89)
   -----------       -----------      -----------      -----------      -----------      -----------

          0.00              0.00             0.00             0.00             0.00             0.00
          0.00              0.00            (1.14)            0.00             0.00             0.00
   -----------       -----------      -----------      -----------      -----------      -----------
          0.00              0.00            (1.14)            0.00             0.00             0.00
   -----------       -----------      -----------      -----------      -----------      -----------

          0.02             (2.25)          (15.89)            8.90             9.46            (2.89)
   -----------       -----------      -----------      -----------      -----------      -----------

   $     12.09       $     12.07      $     14.32      $     30.21      $     21.31      $     11.85
   ===========       ===========      ===========      ===========      ===========      ===========

          0.17%           (15.71)%         (49.82)%          41.76%           79.83%          (19.61)%

   $     6,278       $     6,301      $     8,114      $    19,077      $     4,590      $        40


         (1.40)%*          (1.51)%          (1.51)%          (1.32)%          (1.09)%          (0.35)%*
          1.65%*            1.65%            1.65%            1.65%            1.65%            1.30%*
            64%               94%              97%              90%              72%              67%





         (1.68)%*          (1.70)%          (1.64)%          (1.49)%          (1.77)%          (5.43)%*
          1.93%*            1.84%            1.78%            1.82%            2.33%            6.38%*


                        See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

                                                                   BEHAVIORAL VALUE FUND
                                                 -----------------------------------------------------
                                                                  INSTITUTIONAL CLASS (1)
                                                 -----------------------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 28, 2003     YEAR ENDED        YEAR ENDED
                                                    (UNAUDITED)      AUGUST 31, 2002   AUGUST 31, 2001
                                                 -----------------   ---------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ..........     $     17.42        $     21.06       $     19.68
                                                    -----------        -----------       -----------
Income from Investment Operations:
  Net investment income (loss) ................           (0.05)             (0.17)            (0.13)
  Net realized and unrealized gain
    (loss) on investments .....................           (1.10)             (3.20)             1.51
                                                    -----------        -----------       -----------
  Total Income (Loss) from Investment
    Operations ................................           (1.15)             (3.37)             1.38
                                                    -----------        -----------       -----------
Less Distributions:
  Dividends from net investment income ........            0.00               0.00              0.00
  Distributions from realized gains ...........           (1.34)             (0.27)            (0.00)(A)
                                                    -----------        -----------       -----------
  Total Distributions .........................           (1.34)             (0.27)            (0.00)
                                                    -----------        -----------       -----------

Net increase (decrease) in net asset
  value .......................................           (2.49)             (3.64)             1.38
                                                    -----------        -----------       -----------

NET ASSET VALUE, END OF PERIOD ................     $     14.93        $     17.42       $     21.06
                                                    ===========        ===========       ===========

TOTAL RETURN** ................................           (7.30)%           (16.16)%            7.03%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ...........     $    24,206        $    28,045       $    34,828
Ratios to average net assets (+):
  Net investment income (loss)
    including reimbursement ...................           (0.63)%*           (0.84)%           (0.66)%
  Operating expenses including
    reimbursement .............................            1.40%*             1.40%             1.40%
Portfolio turnover rate** .....................              39%                59%               36%
+ The operating expenses may reflect a reduction
  of the adviser fee, an allocation of expenses
  to the Investment Adviser, or both.
  Had such actions not been taken, the ratios
  would have been as follows:
  Net investment income (loss) ................           (0.99)%*           (1.09)%           (0.95)%
  Operating Expenses ..........................            1.76%*             1.65%             1.69%

                                                      BEHAVIORAL VALUE FUND
                                                 ---------------------------------
                                                     INSTITUTIONAL CLASS (1)
                                                 ---------------------------------

                                                   YEAR ENDED       PERIOD ENDED
                                                 AUGUST 31, 2000   AUGUST 31, 1999
                                                 ---------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ..........    $     15.11       $     12.50
                                                   -----------       -----------
Income from Investment Operations:
  Net investment income (loss) ................          (0.06)            (0.03)
  Net realized and unrealized gain
    (loss) on investments .....................           5.33              2.64
                                                   -----------       -----------
  Total Income (Loss) from Investment
    Operations ................................           5.27              2.61
                                                   -----------       -----------
Less Distributions:
  Dividends from net investment income ........          (0.06)             0.00
  Distributions from realized gains ...........          (0.64)             0.00
                                                   -----------       -----------
  Total Distributions .........................          (0.70)             0.00
                                                   -----------       -----------

Net increase (decrease) in net asset
  value .......................................           4.57              2.61
                                                   -----------       -----------

NET ASSET VALUE, END OF PERIOD ................    $     19.68       $     15.11
                                                   ===========       ===========

TOTAL RETURN** ................................          35.99%            20.88%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ...........    $    21,015       $     3,651
Ratios to average net assets (+):
  Net investment income (loss)
    including reimbursement ...................          (0.35)%           (0.35)%*
  Operating expenses including
    reimbursement .............................           1.40%             1.40%*
Portfolio turnover rate** .....................             54%               58%
+ The operating expenses may reflect a reduction
  of the adviser fee, an allocation of expenses
  to the Investment Adviser, or both.
  Had such actions not been taken, the ratios
  would have been as follows:
  Net investment income (loss) ................          (1.26)%           (6.84)%*
  Operating Expenses ..........................           2.31%             7.89%*

----------

*    Annualized

**   For periods less than one year, percentages are not annualized.

(1) The Behavioral Value Fund commenced investment operations on December 28, 1998.

(2) The REIT Fund's Institutional Class commenced investment operations on January 1, 1998.

(A)  Represents less than $0.005 per share.

(B) On March 15, 2001, the Fund ceased offering C Class shares and all remaining shares were redeemed.

(C) On September 21, 2001, the Fund ceased offering Investor Class Shares and all remaining shares were redeemed.

PER SHARE DATA IS CALCULATED BASED UPON THE AVERAGE SHARES OUTSTANDING DURING THE PERIOD.


                        See Notes to Financial Statements

                                               REIT FUND (B,C)
-----------------------------------------------------------------------------------------------------------
                                           INSTITUTIONAL CLASS (2)
-----------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
FEBRUARY 28, 2003     YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
   (UNAUDITED)      AUGUST 31, 2002   AUGUST 31, 2001   AUGUST 31, 2000   AUGUST 31, 1999   AUGUST 31, 1998
-----------------   ---------------   ---------------   ---------------   ---------------   ---------------
   $     15.33        $     14.50       $     12.47       $     11.19       $     10.64       $     12.50
   -----------        -----------       -----------       -----------       -----------       -----------

          0.35               0.50              0.52              0.51              0.53              0.20

         (1.03)              0.80              1.91              1.26              0.30             (2.06)
   -----------        -----------       -----------       -----------       -----------       -----------

         (0.68)              1.30              2.43              1.77              0.83             (1.86)
   -----------        -----------       -----------       -----------       -----------       -----------

         (0.49)             (0.41)            (0.40)            (0.49)            (0.28)             0.00
         (0.22)             (0.06)             0.00              0.00              0.00              0.00
   -----------        -----------       -----------       -----------       -----------       -----------
         (0.71)             (0.47)            (0.40)            (0.49)            (0.28)             0.00
   -----------        -----------       -----------       -----------       -----------       -----------


         (1.39)              0.83              2.03              1.28              0.55             (1.86)
   -----------        -----------       -----------       -----------       -----------       -----------

   $     13.94        $     15.33       $     14.50       $     12.47       $     11.19       $     10.64
   ===========        ===========       ===========       ===========       ===========       ===========

         (4.43)%             9.27%            19.83%            17.18%             7.84%           (14.88)%

   $   132,584        $   128,456       $    79,460       $    44,558       $    22,355       $     9,122


          4.90%*             3.40%             3.90%             4.51%             4.86%             4.85%*

          1.40%*             1.40%             1.40%             1.40%             1.40%             1.40%*
            19%                33%               29%               64%               67%               52%





          4.85%*             3.30%             3.67%             4.01%             4.28%             1.63%*
          1.45%*             1.50%             1.63%             1.90%             1.98%             4.62%*


                        See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

                                                                                 SPECIAL SMALL CAP FUND
                                                      -----------------------------------------------------------------------
                                                                                 INSTITUTIONAL CLASS (1)
                                                      -----------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                      FEBRUARY 28, 2003     YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                         (UNAUDITED)      AUGUST 31, 2002   AUGUST 31, 2001   AUGUST 31, 2000
                                                      -----------------   ---------------   ---------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ...............     $     13.96        $     15.22       $     14.09       $     12.83
                                                         -----------        -----------       -----------       -----------
Income from Investment Operations:
  Net investment income (loss) .....................           (0.07)             (0.17)            (0.08)             0.06
  Net realized and unrealized gain (loss)
    on investments .................................           (1.35)             (0.69)             2.09              1.20
                                                         -----------        -----------       -----------       -----------
  Total Income (Loss) from Investment
    Operations .....................................           (1.42)             (0.86)             2.01              1.26
                                                         -----------        -----------       -----------       -----------
Less Distributions:
  Dividends from net investment income .............            0.00               0.00             (0.06)             0.00
  Distributions from realized gains ................           (0.61)             (0.40)            (0.82)             0.00
                                                         -----------        -----------       -----------       -----------
  Total Distributions ..............................           (0.61)             (0.40)            (0.88)             0.00
                                                         -----------        -----------       -----------       -----------

Net increase (decrease) in net asset value .........           (2.03)             (1.26)             1.13              1.26
                                                         -----------        -----------       -----------       -----------

NET ASSET VALUE, END OF PERIOD .....................     $     11.93        $     13.96       $     15.22       $     14.09
                                                         ===========        ===========       ===========       ===========

TOTAL RETURN** .....................................          (10.71)%            (5.77)%           15.43%             9.82%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ................     $     9,207        $    11,080       $    21,300       $    19,268
Ratios to average net assets (+):
  Net investment income (loss) including
    reimbursement ..................................           (1.06)%*           (1.10)%           (0.54)%            0.44%
  Operating expenses including reimbursement .......            2.20%*             2.20%             2.11%             1.20%
Portfolio turnover rate** ..........................              25%                48%               21%               60%
+ The operating expenses may reflect a reduction
  of the adviser fee, an allocation of expenses
  to the Investment Adviser, or both.
  Had such actions not been taken, the ratios
  would have been as follows:
  Net investment income (loss) .....................           (1.60)%*           (1.44)%           (1.05)%            0.24%
  Operating Expenses ...............................            2.74%*             2.54%             2.46%             1.40%

                                                           SPECIAL SMALL CAP FUND
                                                      ---------------------------------
                                                           INSTITUTIONAL CLASS (1)
                                                      ---------------------------------

                                                        YEAR ENDED       PERIOD ENDED
                                                      AUGUST 31, 1999   AUGUST 31, 1998
                                                      ---------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ...............    $     10.40       $     12.50
                                                        -----------       -----------
Income from Investment Operations:
  Net investment income (loss) .....................          (0.06)            (0.03)
  Net realized and unrealized gain (loss)
    on investments .................................           2.49             (2.07)
                                                        -----------       -----------
  Total Income (Loss) from Investment
    Operations .....................................           2.43             (2.10)
                                                        -----------       -----------
Less Distributions:
  Dividends from net investment income .............           0.00              0.00
  Distributions from realized gains ................           0.00              0.00
                                                        -----------       -----------
  Total Distributions ..............................           0.00              0.00
                                                        -----------       -----------

Net increase (decrease) in net asset value .........           2.43             (2.10)
                                                        -----------       -----------

NET ASSET VALUE, END OF PERIOD .....................    $     12.83       $     10.40
                                                        ===========       ===========

TOTAL RETURN** .....................................          23.37%           (16.80)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ................    $    16,078       $    11,286
Ratios to average net assets (+):
  Net investment income (loss) including
    reimbursement ..................................          (0.52)%           (0.51)%*
  Operating expenses including reimbursement .......           1.66%             1.70%*
Portfolio turnover rate** ..........................             42%                9%
+ The operating expenses may reflect a reduction
  of the adviser fee, an allocation of expenses
  to the Investment Adviser, or both.
  Had such actions not been taken, the ratios
  would have been as follows:
  Net investment income (loss) .....................          (0.70)%           (3.13)%*
  Operating Expenses ...............................           1.84%             4.32%*

*    Annualized

**   For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on December 30, 1997.

(A)  Represents less than $0.005 per share.

(B) On March 15, 2001, the Fund ceased offering C Class shares and all remaining shares were redeemed.

PER SHARE DATA IS CALCULATED BASED UPON THE AVERAGE SHARES OUTSTANDING DURING THE PERIOD.


                        See Notes to Financial Statements

                                             SMALL CAP VALUE FUND (B)
 ---------------------------------------------------------------------------------------------------------------
                                              INSTITUTIONAL CLASS (1)
 ---------------------------------------------------------------------------------------------------------------
 SIX MONTHS ENDED
 FEBRUARY 28, 2003     YEAR ENDED        YEAR ENDED          YEAR ENDED          YEAR ENDED       PERIOD ENDED
    (UNAUDITED)      AUGUST 31, 2002   AUGUST 31, 2001     AUGUST 31, 2000     AUGUST 31, 1999   AUGUST 31, 1998
 -----------------   ---------------   ---------------     ---------------     ---------------   ---------------
    $     16.94        $     17.67       $     14.97         $     13.54         $     10.90       $     12.50
    -----------        -----------       -----------         -----------         -----------       -----------

          (0.03)             (0.08)             0.00(A)             0.00(A)            (0.01)             0.00(A)

          (1.59)             (0.16)             3.48                1.61                2.72             (1.60)
    -----------        -----------       -----------         -----------         -----------       -----------

          (1.62)             (0.24)             3.48                1.61                2.71             (1.60)
    -----------        -----------       -----------         -----------         -----------       -----------

           0.00               0.00              0.00                0.00               (0.02)             0.00
          (0.03)             (0.49)            (0.78)              (0.18)              (0.05)             0.00
    -----------        -----------       -----------         -----------         -----------       -----------
          (0.03)             (0.49)            (0.78)              (0.18)              (0.07)             0.00
    -----------        -----------       -----------         -----------         -----------       -----------

          (1.65)             (0.73)             2.70                1.43                2.64             (1.60)
    -----------        -----------       -----------         -----------         -----------       -----------

    $     15.29        $     16.94       $     17.67         $     14.97         $     13.54       $     10.90
    ===========        ===========       ===========         ===========         ===========       ===========

          (9.57)%            (1.40)%           24.37%              12.08%              24.89%           (12.80)%

    $   113,344        $   108,157       $    73,217         $    29,171         $    20,038       $    13,849


          (0.37)%*           (0.45)%           (0.03)%              0.00%              (0.11)%            0.15%*
           1.40%*             1.40%             1.40%               1.40%               1.40%             1.40%*
              7%                31%               52%                 58%                 56%               10%





          (0.45)%*           (0.56)%           (0.32)%             (0.50)%             (0.85)%           (3.32)%*
           1.48%*             1.51%             1.69%               1.90%               2.14%             4.87%*


                        See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

                                                                              SMALL CAP VALUE FUND (B)
                                                              -----------------------------------------------------
                                                                                 INVESTOR CLASS (1)
                                                              -----------------------------------------------------
                                                              SIX MONTHS ENDED
                                                              FEBRUARY 28, 2003     YEAR ENDED        YEAR ENDED
                                                                 (UNAUDITED)      AUGUST 31, 2002   AUGUST 31, 2001
                                                              -----------------   ---------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD .......................     $     16.72        $     17.51       $     14.89
                                                                 -----------        -----------       -----------
Income from Investment Operations:
   Net investment income (loss) ............................           (0.06)             (0.14)            (0.06)
   Net realized and unrealized gain (loss)
     on investments ........................................           (1.57)             (0.16)             3.46
                                                                 -----------        -----------       -----------
   Total Income (Loss) from Investment Operations ..........           (1.63)             (0.30)             3.40
                                                                 -----------        -----------       -----------
Less Distributions:
   Dividends from net investment income ....................            0.00               0.00              0.00
   Distributions from realized gains .......................           (0.03)             (0.49)            (0.78)
                                                                 -----------        -----------       -----------
   Total Distributions .....................................           (0.03)             (0.49)            (0.78)
                                                                 -----------        -----------       -----------

Net increase (decrease) in net asset value .................           (1.66)             (0.79)             2.62
                                                                 -----------        -----------       -----------

NET ASSET VALUE, END OF PERIOD .............................     $     15.06        $     16.72       $     17.51
                                                                 ===========        ===========       ===========

TOTAL RETURN** .............................................           (9.76)%            (1.76)%           23.94%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ........................     $    25,589        $    26,335       $     8,922
Ratios to average net assets (+):
   Net investment income (loss) including reimbursement ....           (0.71)%*           (0.80)%           (0.38)%
   Operating expenses including reimbursement ..............            1.75%*             1.75%             1.75%
Portfolio turnover rate** ..................................               7%                31%               52%
+  The operating expenses may reflect a reduction
   of the adviser fee, an allocation of expenses
   to the Investment Adviser, or both.
   Had such actions not been taken, the ratios
   would have been as follows:
   Net investment income (loss) ............................           (0.79)%*           (0.91)%           (0.67)%
   Operating Expenses ......................................            1.83%*             1.86%             2.04%

                                                                           SMALL CAP VALUE FUND (B)
                                                              ---------------------------------------------------
                                                                              INVESTOR CLASS (1)
                                                              ---------------------------------------------------

                                                                YEAR ENDED        YEAR ENDED       PERIOD ENDED
                                                              AUGUST 31, 2000   AUGUST 31, 1999   AUGUST 31, 1998
                                                              ---------------   ---------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD .......................    $     13.52       $     10.91       $     13.45
                                                                -----------       -----------       -----------
Income from Investment Operations:
   Net investment income (loss) ............................          (0.06)            (0.07)             0.00(A)
   Net realized and unrealized gain (loss)
     on investments ........................................           1.61              2.74             (2.54)
                                                                -----------       -----------       -----------
   Total Income (Loss) from Investment Operations ..........           1.55              2.67             (2.54)
                                                                -----------       -----------       -----------
Less Distributions:
   Dividends from net investment income ....................           0.00             (0.01)             0.00
   Distributions from realized gains .......................          (0.18)            (0.05)             0.00
                                                                -----------       -----------       -----------
   Total Distributions .....................................          (0.18)            (0.06)             0.00
                                                                -----------       -----------       -----------

Net increase (decrease) in net asset value .................           1.37              2.61             (2.54)
                                                                -----------       -----------       -----------

NET ASSET VALUE, END OF PERIOD .............................    $     14.89       $     13.52       $     10.91
                                                                ===========       ===========       ===========

TOTAL RETURN** .............................................          11.65%            24.51%           (18.88)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ........................    $     5,179       $       957       $        31
Ratios to average net assets (+):
   Net investment income (loss) including reimbursement ....          (0.48)%           (0.50)%            0.15%*
   Operating expenses including reimbursement ..............           1.75%             1.75%             1.40%*
Portfolio turnover rate** ..................................             58%               56%               10%
+  The operating expenses may reflect a reduction
   of the adviser fee, an allocation of expenses
   to the Investment Adviser, or both.
   Had such actions not been taken, the ratios
   would have been as follows:
   Net investment income (loss) ............................          (1.10)%           (1.43)%           (3.67)%*
   Operating Expenses ......................................           2.37%             2.68%             5.22%*

*    Annualized

**   For periods less than one year, percentages are not annualized.

(1) The Small Cap Value Fund's Investor Class commenced investment operations on July 31, 1998.

(2) The Mid Cap Value Fund's Institutional Class commenced investment operations on December 31, 1997.

(A)  Represents less than $0.005 per share.

(B) On March 15, 2001, the Fund ceased offering C Class shares and all remaining C Class shares were redeemed.

(C) On December 27, 2000, the Fund ceased offering Investor Class Shares and all remaining Investor Class shares were redeemed.

PER SHARE DATA IS CALCULATED BASED UPON THE AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

                        See Notes to Financial Statements

                                          MID CAP VALUE FUND (C)
-----------------------------------------------------------------------------------------------------------
                                         INSTITUTIONAL CLASS (2)
-----------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
FEBRUARY 28, 2003     YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
   (UNAUDITED)      AUGUST 31, 2002   AUGUST 31, 2001   AUGUST 31, 2000   AUGUST 31, 1999   AUGUST 31, 1998
-----------------   ---------------   ---------------   ---------------   ---------------   ---------------
   $     12.40        $     13.29       $     12.50       $     12.48       $      9.76       $     12.50
   -----------        -----------       -----------       -----------       -----------       -----------

          0.01               0.01              0.09              0.11              0.06              0.03

         (1.07)             (0.41)             1.22              0.58              2.86             (2.77)
   -----------        -----------       -----------       -----------       -----------       -----------
         (1.06)             (0.40)             1.31              0.69              2.92             (2.74)
   -----------        -----------       -----------       -----------       -----------       -----------

         (0.02)             (0.09)            (0.07)            (0.08)            (0.08)             0.00
         (0.16)             (0.40)            (0.45)            (0.59)            (0.12)             0.00
   -----------        -----------       -----------       -----------       -----------       -----------
         (0.18)             (0.49)            (0.52)            (0.67)            (0.20)             0.00
   -----------        -----------       -----------       -----------       -----------       -----------

         (1.24)             (0.89)             0.79              0.02              2.72             (2.74)
   -----------        -----------       -----------       -----------       -----------       -----------

   $     11.16        $     12.40       $     13.29       $     12.50       $     12.48       $      9.76
   ===========        ===========       ===========       ===========       ===========       ===========

         (8.66)%            (3.17)%           10.99%             5.99%            30.11%           (21.92)%

   $     5,761        $     6,118       $     6,003       $     5,381       $     1,628       $       925

          0.14%*             0.08%             0.69%             1.10%             0.45%             0.58%*
          1.30%*             1.30%             1.30%             1.30%             1.30%             1.30%*
            12%                34%               42%              112%               74%               74%





         (1.08)%*           (1.12)%           (1.00)%           (1.45)%           (4.18)%          (15.16)%*
          2.52%*             2.50%             2.99%             3.85%             5.93%            17.04%*


                        See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

                                                                             MERGER & ACQUISITION FUND
                                                               ------------------------------------------------------
                                                                               INSTITUTIONAL CLASS (1)
                                                               ------------------------------------------------------
                                                               SIX MONTHS ENDED
                                                               FEBRUARY 28, 2003      YEAR ENDED       PERIOD ENDED
                                                                  (UNAUDITED)       AUGUST 31, 2002   AUGUST 31, 2001
                                                               -----------------    ---------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ........................     $     12.14         $     13.40       $     12.50
                                                                  -----------         -----------       -----------
Income from Investment Operations:
   Net investment income (loss) .............................           (0.00)(A)            0.05              0.07
   Net realized and unrealized gain (loss) on investments ...           (0.12)              (0.48)             0.86
                                                                  -----------         -----------       -----------
   Total Income (Loss) from Investment Operations ...........           (0.12)              (0.43)             0.93
                                                                  -----------         -----------       -----------
Less Distributions:
   Dividends from net investment income .....................           (0.05)              (0.04)            (0.03)
   Distributions from realized gains ........................           (0.74)              (0.79)             0.00
                                                                  -----------         -----------       -----------
   Total Distributions ......................................           (0.79)              (0.83)            (0.03)
                                                                  -----------         -----------       -----------
Net increase (decrease) in net asset value ..................           (0.91)              (1.26)             0.90
                                                                  -----------         -----------       -----------

NET ASSET VALUE, END OF PERIOD ..............................     $     11.23         $     12.14       $     13.40
                                                                  ===========         ===========       ===========

TOTAL RETURN** ..............................................           (1.08)%             (3.36)%            7.46%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) .........................     $       205         $       208       $       215
Ratios to average net assets (+):
   Net investment income (loss) including reimbursement .....           (0.02)%*             0.41%             0.62%*
   Operating expenses including reimbursement ...............            1.30%*              1.30%             1.30%*
Portfolio turnover rate** ...................................              78%                227%              250%
+  The operating expenses may reflect a reduction
   of the adviser fee, an allocation of expenses
   to the Investment Adviser, or both.
   Had such actions not been taken, the ratios
   would have been as follows:
   Net investment income (loss) .............................          (20.77)%*           (20.23)%          (19.41)%*
   Operating Expenses .......................................           22.05%*             21.94%            21.33%*

                                                                              SMALL CAP GROWTH FUND
                                                               -----------------------------------------------------
                                                                              INSTITUTIONAL CLASS (1)
                                                               -----------------------------------------------------
                                                               SIX MONTHS ENDED
                                                               FEBRUARY 28, 2003     YEAR ENDED       PERIOD ENDED
                                                                  (UNAUDITED)      AUGUST 31, 2002   AUGUST 31, 2001
                                                               -----------------   ---------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ........................     $      6.05        $      8.61       $     12.50
                                                                  -----------        -----------       -----------
Income from Investment Operations:
   Net investment income (loss) .............................           (0.04)             (0.09)            (0.08)
   Net realized and unrealized gain (loss) on investments ...           (0.23)             (2.44)            (3.81)
                                                                  -----------        -----------       -----------
   Total Income (Loss) from Investment Operations ...........           (0.27)             (2.53)            (3.89)
                                                                  -----------        -----------       -----------
Less Distributions:
   Dividends from net investment income .....................            0.00               0.00              0.00
   Distributions from realized gains ........................            0.00              (0.03)             0.00
                                                                  -----------        -----------       -----------
   Total Distributions ......................................            0.00              (0.03)             0.00
                                                                  -----------        -----------       -----------
Net increase (decrease) in net asset value ..................           (0.27)             (2.56)            (3.89)
                                                                  -----------        -----------       -----------

NET ASSET VALUE, END OF PERIOD ..............................     $      5.78        $      6.05       $      8.61
                                                                  ===========        ===========       ===========

TOTAL RETURN** ..............................................           (4.46)%           (29.50)%          (31.12)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) .........................     $    54,053        $    40,418       $    40,391
Ratios to average net assets (+):
   Net investment income (loss) including reimbursement .....           (1.16)%*           (1.14)%           (0.88)%
   Operating expenses including reimbursement ...............            1.20%*             1.20%             1.20%
Portfolio turnover rate** ...................................              33%               133%              127%
+  The operating expenses may reflect a reduction
   of the adviser fee, an allocation of expenses
   to the Investment Adviser, or both.
   Had such actions not been taken, the ratios
   would have been as follows:
   Net investment income (loss) .............................           (1.43)%*           (1.48)%           (1.51)%
   Operating Expenses .......................................            1.47%*             1.54%             1.83%

*    Annualized

**   For periods less than one year, percentages are not annualized.

(1)  The Fund commenced investment operations on October 2, 2000.

PER SHARE DATA IS CALCULATED BASED UPON THE AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

                        See Notes to Financial Statements

                      This page intentionally left blank.

NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2003 (UNAUDITED)

1.   ORGANIZATION

Undiscovered Managers Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Trust currently consists of eight separately managed funds advised by Undiscovered Managers, LLC (the "Adviser"). The accompanying financial statements and financial highlights are those of Undiscovered Managers Behavioral Growth Fund ("Behavioral Growth Fund"), Undiscovered Managers Behavioral Value Fund ("Behavioral Value Fund"), Undiscovered Managers REIT Fund ("REIT Fund"), Undiscovered Managers Special Small Cap Fund ("Special Small Cap Fund"), Undiscovered Managers Small Cap Value Fund ("Small Cap Value Fund"), Undiscovered Managers Mid Cap Value Fund ("Mid Cap Value Fund"), formerly Undiscovered Managers Hidden Value Fund, UM Merger & Acquisition Fund ("Merger & Acquisition Fund"), and UM Small Cap Growth Fund ("Small Cap Growth Fund"), each a "Fund", and collectively, the "Funds." Each Fund is a diversified fund except for Special Small Cap Fund and REIT Fund, which are non-diversified.

Behavioral Growth Fund, Behavioral Value Fund, Small Cap Value Fund and Small Cap Growth Fund are authorized to issue two classes of shares (Institutional Class shares and Investor Class shares). Currently only Behavioral Growth Fund and Small Cap Value Fund have Investor Class Shares outstanding. REIT Fund, Special Small Cap Fund, Mid Cap Value Fund, and Merger & Acquisition Fund are authorized to issue only Institutional Class shares. Each share of a particular Fund represents an interest in the assets of the relevant Fund and has identical dividend, liquidation and other rights as the other shares of the Fund, except that, in the case of a Fund with multiple classes of shares, certain expenses may be incurred by the one class of shares which may result in differences in dividend and liquidation values. Each share of a Fund has one vote, with fractional shares voting proportionally. On any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote will vote together irrespective of Fund or class unless the rights of a particular Fund or class would be adversely affected by the vote, in which case a separate vote of that Fund or class will be required to decide the question. Each class of shares bears its own proportional share of fund level expenses with the Investor Class shares bearing a service and distribution fee.

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Portfolio Valuation: Equity securities which are listed or admitted to trading on a national securities exchange or other market trading system which reports actual transaction prices on a contemporaneous basis will be valued at the last sales price on the exchange on which the security is principally traded or, in the case of National Association of Securities Dealers Automated Quotations ("NASDAQ") traded securities, the NASDAQ Official Closing Price. Equity securities for which there is no sale on that day and equity securities traded only in the over-the-counter market will be valued at their closing bid prices obtained from one or more dealers making markets for such securities or, if market quotations are not readily available, at their fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method on the date that security is sold. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute substantially all of its net investment income and net capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Accordingly, no provisions for U.S. federal income taxes have been made in the accompanying financial statements.

Classes: For each Fund, any class-specific expenses are borne by the relevant class. Income, non-class specific expenses and realized and unrealized gains (losses) are allocated to the respective classes on the basis of relative net assets.

Expenses: The Trust accounts separately for the assets, liabilities, and operations of each Fund. Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated based upon the relative net assets of each Fund.

Cash: The Fund's uninvested cash balances are swept daily into an interest-bearing account at the custodial bank. Cash overdrafts are recorded as due to custodian on the statement of assets and liabilities and bear interest at a market rate.

Organization Costs: Organization costs have been amortized on a straight-line basis over five years for Behavioral Growth Fund, REIT Fund, Special Small Cap Fund, Small Cap Value Fund and Mid Cap Value Fund.

3.   INVESTMENT ADVISORY, SUB-ADVISORY, ADMINISTRATION AND OTHER FEES

For each Fund, the Trust and the Adviser are parties to a management agreement under which the Adviser provides services for a fee, computed daily and paid at least quarterly, at the following annual percentage rates based on the average daily net assets of each Fund: 0.95% for Behavioral Growth Fund, 1.05% for Behavioral Value Fund, 1.05% for REIT Fund, 0.65% to 1.65% (depending on the investment performance of the Fund) for Special Small Cap Fund, 1.05% for Small Cap Value Fund, 0.95% for Mid Cap Value Fund, 0.95% for Merger & Acquisition Fund, and 0.95% for Small Cap Growth Fund.

The advisory fee rate for the Special Small Cap Fund is determined by adding to (or subtracting from) 1.15%, one-fifth of the number of basis points by which the total return of the Fund (excluding expenses) during the one-year period ending at the end of a calendar quarter exceeds (or falls short of) the total return of the Russell 2000 Index during the one-year period ending at the end of such quarter. The advisory fee rate will not exceed the annual rate of 1.65% nor be less than the annual rate of 0.65%. For the six months ended February 28, 2003, the advisory fee was accrued at the rate of 1.65%.

The Adviser has contractually agreed to reduce its management fees and pay the expenses of each Fund's Institutional Class and Investor Class shares in order to limit such class' expenses (exclusive of brokerage costs, interest, taxes, and extraordinary expenses) to the following annual percentage rates of the average daily net assets of such Fund's Institutional Class and Investor Class shares, subject to the obligation of each class of a Fund to repay the Adviser such class' deferred fees and expenses in future years, if any, when such class expenses (exclusive of brokerage costs, interest, taxes, and extraordinary expenses), fall below the stated percentage rate, but only to the extent that such repayment would not cause such class' expenses (exclusive of brokerage costs, interest, taxes, and extraordinary expenses), in any such future year, to exceed the stated percentage rate, and provided that such class is not obligated to repay any such deferred fees and expenses more than three years after the end of the fiscal year in which they were incurred (for expenses incurred prior to December 28, 1999, the Fund's repayment obligations extend until two years after the end of the fiscal year in which the expenses were incurred): 1.30% and 1.65% for Behavioral Growth Fund's Institutional Class and Investor Class shares, respectively; 1.40% for Behavioral Value Fund's Institutional Class shares; 1.40% for REIT Fund's Institutional Class; the sum of 0.55% plus the advisory fee rate for the year in question for Special Small Cap Fund's Institutional Class shares; 1.40% and 1.75% for Small Cap Value Fund's Institutional Class and Investor Class shares, respectively; 1.30% for Mid Cap Value Fund's Institutional Class shares; 1.30% for Merger & Acquisition Fund's Institutional Class shares; and 1.20% for Small Cap Growth Fund's Institutional Class shares.

For the six months ended February 28, 2003, the Adviser reduced its fees and bore expenses pursuant to this contractual obligation. Such amounts are subject to recoupment through the end of the Trust's fiscal year ending August 31, 2006. Additionally, the Adviser reduced its fees and bore expenses pursuant to this obligation in prior years that are subject to recoupment through the Trust's fiscal years ending 2003, 2004 and 2005. Total amounts subject to recoupment as of February 28, 2003 are as follows: $701,378, $286,428, $409,500, $164,409,
$454,779, $285,337, $102,957 and $348,640 for Behavioral Growth Fund, Behavioral Value Fund, REIT Fund, Special Small Cap Fund, Small Cap Value Fund, Mid Cap Value Fund, Merger & Acquisition Fund, and Small Cap Growth Fund, respectively.

The Adviser has entered into various sub-advisory agreements pursuant to which the Adviser shall pay each sub-adviser an annual fee at the following rates:

                                                                                          FEE RATE AS % OF FUND'S
FUND                                SUB-ADVISER                                           AVERAGE DAILY NET ASSETS
----                                -----------                                           ------------------------

Behavioral Growth Fund              Fuller & Thaler Asset                                 0.60% of the first $200 million
                                    Management, Inc.                                      0.55% of the next $100 million
                                                                                          0.50% in excess of $300 million

Behavioral Value Fund               Fuller & Thaler Asset                                 0.70% of the first $200 million
                                    Management, Inc.                                      0.65% of the next $100 million
                                                                                          0.60% in excess of $300 million

REIT Fund                           Bay Isle Financial LLC                                0.70% of the first $200 million
                                                                                          0.65% of the next $100 million
                                                                                          0.60% in excess of $300 million

Special Small Cap Fund              Kestrel Investment                                    0.30% - 1.30%*
                                    Management Corporation

Small Cap Value Fund                J.L. Kaplan Associates, LLC                           0.70% of the first $200 million
                                                                                          0.65% of the next $100 million
                                                                                          0.60% in excess of $300 million

Mid Cap Value Fund                  J.L. Kaplan Associates, LLC                           0.60% of the first $200 million
                                                                                          0.55% of the next $100 million
                                                                                          0.50% in excess of $300 million

Merger & Acquisition Fund           J.L. Kaplan Associates, LLC                           0.60% of the first $200 million
                                                                                          0.55% of the next $100 million
                                                                                          0.50% in excess of $300 million

Small Cap Growth Fund               Mazama Capital Management, Inc.                       0.60% of the first $200 million
                                                                                          0.55% of the next $100 million
                                                                                          0.50% in excess of $300 million

* Sub-advisory fee rate for the Special Small Cap Fund varies depending on the investment performance of the Fund.

The Trust and the Adviser have entered into an Administrative Services Agreement, pursuant to which the Adviser has agreed to provide each Fund all administrative services. Under the Administrative Services Agreement, each Fund pays the Adviser a monthly fee at the annual rate of 0.25% of the Fund's average daily net assets.

The Trust has adopted a Service and Distribution Plan with respect to its Investor Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Investor Class 12b-1 Plan"). Under the Investor Class 12b-1 Plan, the Trust may pay fees as compensation for any or all of the following: (i) engaging in activities or bearing expenses primarily intended to result in the sale of Investor Class shares of the Trust, (ii) providing services relating to the Investor Class shares of the Trust (which would be in addition to any general services provided to a Fund as a whole) and (iii) providing additional personal services to the Trust's Investor Class shareholders and/or for the maintenance of Investor Class shareholder accounts. On an annual basis, the aggregate amount of fees under the Investor Class 12b-1 Plan with respect to each Fund authorized to issue Investor Class shares will not exceed 0.35% of the Fund's average daily net assets attributable to its Investor Class shares.

Prior to its implementation of the Investor Class 12b-1 Plan, Behavioral Growth Fund and Small Cap Value Fund had a Shareholder Servicing Plan relating to Investor Class shares (the "Shareholder Servicing Plan"). Pursuant to the Shareholder Servicing Plan, the Trust, on behalf of the Investor Class shares of each Fund, paid to the Adviser, as the shareholder servicing agent of the Investor Class shares of the Funds, or such other entity as from time to time act as the shareholder servicing agent of such Investor Class shares (the "Servicing Agent"), a fee for services rendered and expenses borne by the Servicing Agent in connection with the provision of certain services provided to Investor Class shareholders, at an annual rate not to exceed 0.35% of a Fund's average daily net assets attributable to such Fund's Investor Class shares.

The Bank of New York is the custodian for all the Funds. PFPC Distributors, Inc. acts as the distributor for the Funds.

4.   TRUSTEES' COMPENSATION

Certain officers of the Trust are affiliated with the Adviser. The Trust does not compensate any officers or any trustees who are affiliated with the Adviser. The Trust pays each unaffiliated trustee an annual retainer of $10,000. Each unaffiliated Trustee may elect not to receive such fees on a current basis but to receive in a subsequent period an amount equal to the value that would have resulted had the fees been invested in one or more of the Funds (selected in advance by the Trustee) on the normal payment date for such fees. This change in value is recorded as a decrease or increase in trustees' fees in the Statement of Operations. The Trust did not compensate any officer of the Trust during the six-month period ending February 28, 2003.

5.   INVESTMENT TRANSACTIONS

Aggregate purchases and proceeds from sales of investment securities (other than U.S. Government Obligations and short-term investments) for the six months ended February 28, 2003 are:

                                                  AGGREGATE         PROCEEDS
FUND                                              PURCHASES        FROM SALES
----                                             ------------     ------------
Behavioral Growth Fund                           $ 41,999,313     $ 51,857,597
Behavioral Value Fund                              10,061,820       11,309,120
REIT Fund                                          37,661,552       24,598,170
Special Small Cap Fund                              2,673,327        3,183,791
Small Cap Value Fund                               28,993,779        8,604,049
Mid Cap Value Fund                                  1,044,950          689,127
Merger & Acquisition Fund                             143,183          185,856
Small Cap Growth Fund                              33,705,711       17,800,981

The aggregate gross unrealized appreciation and depreciation and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis, at February 28, 2003, for each Fund are as follows:

FUND                                 TAX COST       APPRECIATION    (DEPRECIATION)    NET APP. (DEP.)
----                               ------------     ------------    --------------    --------------
Behavioral Growth Fund             $ 50,957,850     $ 11,910,045     $ (1,987,869)     $  9,922,176
Behavioral Value Fund                25,918,408        3,167,602       (5,324,036)       (2,156,434)
REIT Fund                           120,574,872       11,484,121       (2,404,966)        9,079,155
Special Small Cap Fund                9,153,457        1,529,805       (1,467,713)           62,092
Small Cap Value Fund                142,338,926       13,339,075      (21,774,866)       (8,435,791)
Mid Cap Value Fund                    5,840,024          619,488         (853,465)         (233,977)
Merger & Acquisition Fund               180,444            6,184          (17,015)          (10,831)
Small Cap Growth Fund                62,655,009        4,243,170      (13,958,764)       (9,715,594)

6.   CONCENTRATION OF RISK

Small Companies: All of the Funds may invest in companies with relatively small market capitalizations. Several of the Funds will invest primarily in such companies. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with stocks of larger companies. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations.

Real Estate Investment Trusts: REIT Fund invests primarily in shares of real estate investment trusts. While the Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with direct ownership of real estate. These risks may include, but are not limited to, price movement as a result of interest rate fluctuations, general and local economic conditions, and heavy cash flow dependency, in addition to securities market risks.

7.  SUBSEQUENT EVENT

Due to a change of control of J.L. Kaplan Associates LLC ("Kaplan"), sub-adviser to Small Cap Value Fund and Mid Cap Value Fund, the shareholders of Small Cap Value Fund and Mid Cap Value Fund voted on March 28, 2003 to approve new sub-advisory agreements relating to Small Cap Value Fund and Mid Cap Value Fund between the Adviser and Kaplan. The sole shareholder of Merger & Acquisition Fund approved a new sub-advisory agreement between the Adviser and Kaplan.

Additionally, in connection with the change of control of Kaplan, on March 28, 2003, shareholders of Small Cap Value Fund, Mid Cap Value Fund and Merger & Acquisition Fund also approved a proposal to reorganize Small Cap Value Fund, Mid Cap Value Fund and Merger & Acquisition Fund into series of Evergreen Equity Trust. The reorganization will be as follows:

         ACQUIRED FUND                                                           ACQUIRING FUND
         -------------                                                           --------------
         Undiscovered Managers Small Cap Value Fund                              Evergreen Small Cap Value Fund II
         Undiscovered Managers Mid Cap Value Fund                                Evergreen Mid Cap Value Fund
         UM Merger & Acquisition Fund                                            Evergreen Merger & Acquisition Fund

It is expected that the reorganization will take effect on April 28, 2003.

                           UNDISCOVERED MANAGERS FUNDS
                             700 NORTH PEARL STREET
                                   SUITE 1625
                               DALLAS, TEXAS 75201
                                 (888) 242-3514

                          WWW.UNDISCOVEREDMANAGERS.COM

                                                                       UM-SR-203